                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:         811-3696

Exact name of registrant as specified
in charter:                                 Reserve Tax Exempt Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Amy W. Bizar
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5500

Date of fiscal year end:                    May 31

Date of reporting period:                   May 31, 2005

ITEM 1.    SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970

ANNUAL REPORT

RESERVE TAX-EXEMPT TRUST

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND

CONNECTICUT TAX-EXEMPT FUND

FLORIDA TAX-EXEMPT FUND

MASSACHUSETTS TAX-EXEMPT FUND

MICHIGAN TAX-EXEMPT FUND

NEW JERSEY TAX-EXEMPT FUND

OHIO TAX-EXEMPT FUND

PENNSYLVANIA TAX-EXEMPT FUND

VIRGINIA TAX-EXEMPT FUND

RESERVE NEW YORK TAX-EXEMPT TRUST

NEW YORK TAX-EXEMPT FUND

RESERVE MUNICIPAL MONEY-MARKET TRUST

LOUISIANA MUNICIPAL MONEY-MARKET FUND

MINNESOTA MUNICIPAL MONEY-MARKET FUND

MAY 31, 2005


ELIMINATE MAIL CLUTTER AND SAVE NATURAL RESOURCES!

Sign up for Reserve eDelivery at www.reservefunds.com/edelivery

[PHOTO OF BRUCE BENT]
Bruce Bent                                     May 31, 2005
CHAIRMAN & CEO,
The Reserve Funds

Reserve Tax-Exempt Trust
Reserve New York Tax-Exempt Trust
Reserve Municipal Money-Market Trust

Dear Investor,

     The Federal Reserve put the pedal to the metal starting in June 2004, and since then the overnight bank rate increased 2.25%. Tax-exempt rates increased approximately 1.30% over the same time, and the economy continues to move along rather nicely. For the year ended May 31, 2005, the Reserve Interstate Tax-Exempt Fund had a gross yield of 1.69% while the most recent seven-day gross yield was 2.32% (as of July 26, 2005). As an indication of the current market, the seven-day gross yield for all of the Reserve municipal and tax-exempt funds runs between 2.20% and 2.40%. For the net return of your fund please refer to the Financial Highlights portion of the Notes To Financial Statements section of this report.

     The Trusts remain well positioned to respond to rate increases with the majority of assets invested in one-day and seven-day variable rate debt. These instruments respond quickly to higher rates and we will continue to employ this strategy until the Federal Reserve changes its signals.

     Thank you for choosing The Reserve Funds. We are always eager to receive your comments and suggestions. Input from our clients is the best way for us to maximize our service to you.


Bruce R. Bent
Chairman & CEO

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                      STATEMENT OF NET ASSETS--MAY 31, 2005

   PRINCIPAL                                                                                                   VALUE
    AMOUNT                                                                                                    (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--99.5%
                  ARIZONA--1.1%
$     5,100,000   Apache County IDA for Tucson Electric Power Co., 2.97% - 2.98%, 12/15/18(a)             $     5,100,000
      2,000,000   Apache County IDA for Tucson Electric Power Co., 2.97%, 12/1/20(a)                            2,000,000
      3,600,000   Arizona HCF for Royal Oaks, 2.96%, 3/1/27(a)                                                  3,600,000
      1,000,000   Phoenix IDR for Del Mar Terrace, 2.95%, 10/1/29(a)                                            1,000,000
      3,400,000   Pima County IDA for Tucson Electric Power Co., Series A, 2.98%, 12/1/22(a)                    3,400,000
      1,000,000   Yuma IDA for El Encanto Apt., MFH, 2.97%, 4/15/33(a)                                          1,000,000
                                                                                                          ---------------
                                                                                                               16,100,000
                                                                                                          ---------------
                  CALIFORNIA--14.1%
      5,900,000   California Statewide for Covenant Retirement Community, 2.91%, 12/1/25(a)                     5,900,000
    119,480,000   California Water Department Reserve Powersupply, Series B-6, 2.83% - 2.93%, 5/1/22(a)       119,480,000
      3,000,000   Irvine Ranch Water District, 2.93%, 4/1/33(a)                                                 3,000,000
        300,000   Kern County COP, Series A, 2.90%, 8/1/06(a)                                                     300,000
     32,620,000   Long Beach California Harbor, Series A, 2.96%, 5/15/27(a)                                    32,620,000
      1,100,000   Orange County HDC for Nigel Summit, Series B, 2.95%, 11/2/09(a)                               1,100,000
      9,355,000   Orange County HDC for Sanitation, 2.90%, 8/1/13(a)                                            9,355,000
      6,100,000   Orange County HDC for the Lakes, Series A, 2.92%, 12/1/06(a)                                  6,100,000
     18,300,000   Riverside CFD, Special Tax # 88-4, 2.93%, 9/1/14(a)                                          18,300,000
      1,200,000   San Francisco for Filmore Center, Series B-1, 1.98%, 12/1/17(a)                               1,200,000
        154,770   Santa Ana USD, 2.90%, 7/1/15(a)                                                                 154,770
                                                                                                          ---------------
                                                                                                              197,509,770
                                                                                                          ---------------
                  COLORADO--1.8%
        700,000   Arapahoe County for Stratford State, 2.98%, 11/1/17(a)                                          700,000
        500,000   Broomfield IDA for Buckeye Investments, 2.98%, 12/1/09(a)                                       500,000
     20,900,000   Colorado HFA for Adventist Health Sunbelt, Series B, 2.96%, 11/15/34(a)                      20,900,000
      2,800,000   University of Colorado, Series B, 2.96%, 11/15/35(a)                                          2,800,000
                                                                                                          ---------------
                                                                                                               24,900,000
                                                                                                          ---------------
                  CONNECTICUT--6.2%
        760,000   Connecticut DAR for Independent Living, 2.95%, 7/1/15(a)                                        760,000
        290,000   Connecticut DAR for Pierce Memorial Baptist, 2.94%, 10/1/28(a)                                  290,000
        800,000   Connecticut HEFA for Hotchkiss School, Series A, 2.98%, 7/1/30(a)                               800,000
        350,000   Connecticut HEFA for Klingberg Family Center, 2.91%, 7/1/32(a)                                  350,000
     37,000,000   Connecticut HEFA for Yale University, Series T-2, 2.95%, 7/1/29(a)(c)                        37,000,000
     25,660,000   Connecticut HEFA for Yale University, Series V-2, 3.05%, 7/1/36(a)(c)                        25,660,000
        580,000   Connecticut HFA, Series D-3, 2.90%, 5/15/18(a)                                                  580,000
        200,000   Connecticut Special Tax for Transportation Infrastructure, Series 1, 3.03%, 9/1/20(a)           200,000
      1,700,000   Connecticut State Development Authority for Solid Waste, 3.00%, 8/1/23(a)                     1,700,000
      1,900,000   Connecticut State GO, Series 1-A, 3.00%, 2/15/21(a)                                           1,900,000
     14,795,000   Connecticut State GO, Series 97-B, 2.90%, 5/15/14(a)                                         14,795,000
      1,000,000   Hartford Redev. Agency MHR for Underwood Towers Project, 2.91%, 6/1/20(a)                     1,000,000
        850,000   New Canaan Housing Authority for Village at Waveny Care Center, 2.95%, 1/1/22(a)                850,000
        500,000   North Canaan HFA for Geer Woods, 2.95%, 8/1/31(a)                                               500,000
        630,000   Shelton County HFA for Crosby Commons Project, 3.00%, 1/1/31(a)                                 630,000
                                                                                                          ---------------
                                                                                                               87,015,000
                                                                                                          ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                   VALUE
    AMOUNT                                                                                                    (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  DISTRICT OF COLUMBIA--0.2%
$     3,000,000   District of Columbia GO, Series D-2, 3.03%, 6/1/26(a)                                   $     3,000,000
                                                                                                          ---------------
                  FLORIDA--8.8%
     27,635,000   Alachua County HFA for Oak Hammock University, 2.97%, 10/1/32(a)                             27,635,000
        210,000   Broward County HFA for Jacaranda Village Apartments, 2.98%, 9/1/22(a)                           210,000
        400,000   Broward County HFA for Multi-Family Margate, 2.98%, 11/1/05(a)                                  400,000
      3,610,000   Capital Finance Authority for Glenridge Palmer Ranch, 2.97%, 6/1/12(a)                        3,610,000
      1,300,000   Collier County for Cleveland Health Clinic, 2.97%, 1/1/35(a)                                  1,300,000
     21,045,000   Dade County IDA for Florida Power & Light, 2.99%, 6/1/21(a)                                  21,045,000
      4,810,000   Dade County Water Service, 2.94%, 10/5/22(a)                                                  4,810,000
        300,000   Duval County HFA for Lighthouse Bay Apartments, 2.96%, 12/1/32(a)                               300,000
      1,000,000   Florida HFC for Reflections, Series 5, 2.97%, 7/1/31(a)                                       1,000,000
      2,765,000   Florida HFC Multifamily for Bridgewater Club, 2.99%, 6/1/34(a)                                2,765,000
      5,420,000   Florida HFC Multifamily for Magnolia Pointe Apartments, Series J, 3.02%, 6/1/39(a)            5,420,000
      6,450,000   Florida State Municipal Power for Stanton, 2.87%, 10/1/19(a)                                  6,450,000
     14,600,000   Jacksonville Florida District Energy System Series A, 2.92%, 10/1/34(a)                      14,600,000
      9,810,000   Manatee County PCR for Florida Power & Light Co., 2.97%, 9/1/24(a)                            9,810,000
      7,900,000   Miami Dade County IDA for Airis Miami LLC, Series A, 3.00%, 10/15/25(a)                       7,900,000
      1,100,000   Orange County for YMCA, Series A, 3.01%, 5/1/27(a)                                            1,100,000
      8,500,000   Palm Beach County for Morse Obligation Group, 2.99%, 5/1/33(a)                                8,500,000
        500,000   Palm Beach County for Norton Gallery School of Art, 2.98%, 5/1/30(a)                            500,000
        300,000   Palm Beach County for Raymond F Kravis Center, 2.90%, 7/1/32(a)                                 300,000
      1,000,000   Palm Beach County for School Board, Series B, 2.95%, 8/1/27(a)                                1,000,000
      2,000,000   Pinellas County HFA for Foxbridge Apartments, 2.94%, 6/15/25(a)                               2,000,000
      2,800,000   Putnam County Dev. Authority PCR for Florida Power & Light, 2.97%, 9/1/24(a)                  2,800,000
        500,000   Sarasota County HFA for Bay Village, 3.01%, 12/1/23(a)                                          500,000
        100,000   University of Florida Athletic Association Stadium Project, 3.05%, 2/1/20(a)                    100,000
                                                                                                          ---------------
                                                                                                              124,055,000
                                                                                                          ---------------
                  GEORGIA--0.1%
      1,211,106   Georgia Muni Assoc. Pool Bd. COP, 2.97%, 12/15/20(a)                                          1,211,106
                                                                                                          ---------------
                  HAWAII--1.0%
     12,000,000   Honolulu City & County GO, Series 2001-C, 2.28%, 12/1/13(b)                                  12,000,000
      1,800,000   Honolulu City & County GO, Series 2001-C, 2.28%, 12/1/18(b)                                   1,800,000
                                                                                                          ---------------
                                                                                                               13,800,000
                                                                                                          ---------------
                  IDAHO--1.1%
     14,800,000   Idaho HCF for St Lukes Medical Center Project, 2.97%, 5/1/22(a)                              14,800,000
                                                                                                          ---------------
                  ILLINOIS--0.1%
      1,700,000   McCook County for Saint Andrews, 2.98%, 12/1/21(a)                                            1,700,000
                                                                                                          ---------------
                  IOWA--0.5%
      1,000,000   Des Moines HRB for Iowa Methodist Medical Center, 2.97%, 8/1/15(a)                            1,000,000
      5,725,000   Iowa Community Project, Series C, 2.96%, 11/15/34(a)                                          5,725,000
                                                                                                          ---------------
                                                                                                                6,725,000
                                                                                                          ---------------
                  KENTUCKY--0.5%
      7,700,000   Ashland PCR for Ashland Oil, 2.90%, 4/1/09(a)                                                 7,700,000
                                                                                                          ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  LOUISIANA--2.3%
$       205,000   East Baton Rouge for Rhone-Poulenc Inc., 2.99%, 12/1/11(a)                                   $       205,000
        983,000   Lake Charles District Revenue for Conoco, Series A, 2.99%, 9/1/29(a)                                 983,000
        986,000   Lake Charles HRB & Term. District Revenue for CITGO Corp., 2.98%, 8/1/07(a)                          986,000
        986,000   Louisiana Environmental Facilities Community DAR, Series A, 2.98%, 11/1/34(a)                        986,000
      3,093,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 2.97%, 9/1/17(a)        3,093,000
         86,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 2.99%, 9/1/14(a)           86,000
      1,686,000   Louisiana PFA for Kenner Hotel Ltd., 2.92%, 12/1/15(a)                                             1,686,000
      7,075,000   Louisiana PFA, Multi-family, 2.98%, 6/15/31(a)                                                     7,075,000
      1,386,000   Louisiana University for Agriculture & Mechanical College, 3.03%, 7/1/30(a)                        1,386,000
      9,386,000   South Louisiana Port , 3.03%, 1/1/27(a)                                                            9,386,000
      4,975,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 2.95%, 7/1/18(a)                 4,975,000
      1,390,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 2.98%, 7/1/21(a)                 1,390,000
                                                                                                               ---------------
                                                                                                                    32,237,000
                                                                                                               ---------------
                  MARYLAND--2.0%
      1,000,000   Anne Arundel County Multi-family Rev. for Mill Pond Apt., 2.83%, 10/1/33(a)                        1,000,000
      1,000,000   Baltimore Housing for Spring Hill, 2.96%, 9/20/28(a)                                               1,000,000
      1,000,000   Baltimore IDA City Council, 2.97%, 8/1/16(a)                                                       1,000,000
      4,000,000   Howard County for Vantage House Facility, Series A, 2.96% 6/1/32(a)                                4,000,000
      1,200,000   Howard County Multi-Family for Sherwood Crossing Apt., 2.96% 7/15/33(a)                            1,200,000
      1,300,000   Maryland HEFA Pooled Loan Program, Series 1985, 2.96%, 4/1/35(a)                                   1,300,000
      1,340,000   Maryland HEFA Pooled Loan Program, Series D, 2.95%, 1/1/29(a)                                      1,340,000
      1,000,000   Maryland State Health & Higher Education for Carnegie Institute, 3.00%, 10/1/37(a)                 1,000,000
      1,975,000   Maryland State Health & Higher Education for Trinity College, 2.97%, 11/1/26(a)                    1,975,000
      4,780,000   Maryland State HEFA for Adventist Health Care, Series A, 2.98%, 1/1/35(a)                          4,780,000
      8,350,000   Maryland State Trans. Auth. for Baltimore/Washington Airport, Series A, 2.90%, 7/1/13(a)           8,350,000
      1,000,000   Montgomery County EDA for Riderwood Village Inc., 3.10%, 3/1/34(a)                                 1,000,000
                                                                                                               ---------------
                                                                                                                    27,945,000
                                                                                                               ---------------
                  MASSACHUSETTS--12.0%
      2,440,000   Massachusetts DFA for Bedford Notre Dame Health Care, 3.06%, 10/1/29(a)                            2,440,000
      6,200,000   Massachusetts DFA for Briarwood Retirement, Series A, 2.95%, 1/1/35(a)                             6,200,000
     21,500,000   Massachusetts DFA for Brooksby Village Project, 2.95%, 7/1/32(a)                                  21,500,000
      9,945,000   Massachusetts DFA for Jewish Geriatric Services, 2.97%, 5/15/34(a)                                 9,945,000
        200,000   Massachusetts DFA for Jewish High School Project, 1.67%, 6/1/32(a)                                   200,000
     10,369,000   Massachusetts DFA for Smith College, 2.91%, 7/1/24(a)(c)                                          10,369,000
        600,000   Massachusetts DFA IDR for Ocean Spray Cranberry, 2.96%, 10/15/11(a)                                  600,000
      6,000,000   Massachusetts GO, Series 97-B, 2.93%, 9/1/16(a)                                                    6,000,000
        100,000   Massachusetts HEFA for Berklee College of Music, Series D, 2.85%, 10/1/27(a)                         100,000
     28,190,000   Massachusetts HEFA for Cap Asset Program, Series E, 2.98%, 1/1/35(a)                              28,190,000
     25,900,000   Massachusetts HEFA for Harvard University, Series Y, 2.76%, 7/1/35(a)(c)                          25,900,000
     34,525,000   Massachusetts HEFA for Massachusetts Institute of Technology, Series J-2, 2.81%, 7/1/31(a)        34,525,000
        800,000   Massachusetts HEFA for University of Massachusetts, Series A, 2.92%, 11/1/30(a)                      800,000
        200,000   Massachusetts HEFA for Williams College, Series E, 2.97%, 8/1/14(a)(c)                               200,000
        300,000   Massachusetts HFA for Multifamily Housing, 2.95%, 1/15/10(a)                                         300,000
      3,550,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                                                   3,550,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  MASSACHUSETTS (CONTINUED)
$     4,500,000   Massachusetts WRA, Series B, 2.95%, 4/1/28(a)                                                $     4,500,000
      2,600,000   Massachusetts WRA, Series C, 2.95%, 8/1/37(a)                                                      2,600,000
      5,100,000   Massachusetts WRA, Series C, 3.05%, 8/1/20(a)                                                      5,100,000
      3,800,000   Massachusetts WRA, Series D, 2.95%, 11/1/26(a)                                                     3,800,000
      1,000,000   Massachusetts WRA, Series D, 2.97%, 8/1/17(a)                                                      1,000,000
      1,300,000   Massachusetts WSR, Series A, 2.90% 11/1/24(a)                                                      1,300,000
                                                                                                               ---------------
                                                                                                                   169,119,000
                                                                                                               ---------------
                  MICHIGAN--2.9%
      8,500,000   Detroit Sewage District Revenue, Series B, 2.97%, 7/1/23(a)                                        8,500,000
      1,200,000   Jackson County EDC for Thrifty Leoni Inc., 2.99%, 12/1/14(a)                                       1,200,000
      5,150,000   Michigan HDA for Berrien Woods, Series A, 3.07%, 7/1/32(a)                                         5,150,000
        200,000   Michigan HDA for Parks of Taylor Apt., Series A, 2.97% - 2.98%, 8/15/32(a)                           200,000
        275,000   Michigan HDA, Series B, 2.95%, 4/1/19(a)                                                             275,000
      6,790,000   Michigan State University Revenue, Series A, 2.97%, 8/15/32(a)                                     6,790,000
        400,000   Michigan Strategic Fund for Clark Retirement Community, 2.98%, 6/1/31(a)                             400,000
      2,395,000   Michigan Strategic Fund for Haven Christian Services, 2.99%, 11/15/34(a)                           2,395,000
     13,540,000   Michigan Strategic Fund for Henry Ford Museum Village, 2.97%, 12/1/33(a)                          13,540,000
        235,000   Michigan Strategic Fund for M&P Cap LLC, Series A, 3.05%, 6/1/34(a)                                  235,000
        940,000   Michigan Strategic Fund for Peachwood Center Association, 2.96%, 6/1/16(a)                           940,000
        800,000   Oakland University, 3.03%, 3/1/31(a)                                                                 800,000
        200,000   Wayne Charter County Airport, Series A, 2.99%, 12/1/32(a)                                            200,000
      1,000,000   Woodhaven Brownstown School District, Series B, 1.86%, 5/1/34(a)                                   1,000,000
                                                                                                               ---------------
                                                                                                                    41,625,000
                                                                                                               ---------------
                  MINNESOTA--0.6%
        132,000   Andover Senior Housing for Presbyterian Homes, 2.97%, 11/15/33(a)                                    132,000
        290,000   Cohasset for Minnesota Power & Light, 2.97%, 12/1/07(a)                                              290,000
        337,000   Cohasset for Minnesota Power & Light, 2.97%, 6/1/13(a)                                               337,000
        700,000   Cohasset for Minnesota Power & Light, Project A, 2.97%, 6/1/20(a)                                    700,000
      1,792,000   Duluth Tax for Lake Superior Paper, 2.95%, 9/1/10(a)                                               1,792,000
        152,000   Hennepin County, Series B, 2.82%, 12/1/20(a)                                                         152,000
         32,000   Mankato Multi-family Revenue for Highland Park, 3.01%, 5/1/27(a)                                      32,000
      1,350,000   Minnesota HEFA for St. Olaf College, Series 5-H, 2.97%, 10/1/30(a)(c)                              1,350,000
        990,000   Minnesota HEFA for St. Olaf College, Series 5-M1, 2.97%, 10/1/32(a)(c)                               990,000
      1,935,000   Minnesota Housing Finance Agency, Series C, 3.00%, 1/1/35(a)                                       1,935,000
        232,000   Regents University, Series A, 3.06%, 7/1/08(a)                                                       232,000
        180,000   Roseville Commercial Development for Berger Transfer & Storage, 2.92%, 12/1/15(a)                    180,000
         59,000   St. Paul Housing & Redev. Authority District Heating Revenue, 2.98%, 12/1/12(a)                       59,000
        860,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 2.97%, 10/1/33(a)                        860,000
                                                                                                               ---------------
                                                                                                                     9,041,000
                                                                                                               ---------------
                  MISSOURI--0.0%^
        225,000   Platte County IDR for Platte Care Facility, 3.33%, 10/1/10(a)                                        225,000
                                                                                                               ---------------
                  NEVADA--1.3%
     19,000,000   Carson City Tahoe Hospital Project, Series B, 2.96%, 9/1/33(a)                                    19,000,000
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  NEW HAMPSHIRE--0.2%
$     3,160,000   New Hampshire HEFA for Exeter Hospital, Series B, 3.03%, 10/1/23(a)                          $     3,160,000
                                                                                                               ---------------
                  NEW JERSEY--9.2%
      1,250,000   Atlantic County Pooled Government Loan Program, 2.93%, 7/1/26(a)                                   1,250,000
        500,000   Essex County Improvement Authority for the Children's Institute, 3.05%, 2/1/20(a)                    500,000
        575,000   Jersey City IDA for Dixon Mills Apartments, 2.93%, 5/15/30(a)                                        575,000
      5,600,000   Monmouth County Pooled Government Loan Program, 2.88%, 8/1/16(a)                                   5,600,000
     11,600,000   New Jersey EDA for Bayonne Dock, 2.95%, 12/1/27(a)                                                11,600,000
        400,000   New Jersey EDA for Catholic Community Services, 3.05%, 11/1/13(a)                                    400,000
      2,700,000   New Jersey EDA for Foreign Trade, Series 98, 3.00%, 12/1/07(a)                                     2,700,000
      2,800,000   New Jersey EDA for Geriatric Services Housing Project, 2.94%, 11/1/31(a)                           2,800,000
     14,595,000   New Jersey EDA for Huntington School, 2.93%, 11/1/34(a)                                           14,595,000
      2,050,000   New Jersey EDA for Princeton University, Series B, 2.90%, 7/1/22(a)(c)                             2,050,000
        500,000   New Jersey EDA for RJB Associates, ERN, 2.93%, 8/1/08(a)                                             500,000
      5,200,000   New Jersey EDA for Thermal Energy LLC, 2.92%, 9/1/31(a)                                            5,200,000
      2,400,000   New Jersey EDA for US Golf Association, 2.93%, 5/1/23(a)                                           2,400,000
     12,400,000   New Jersey for Hospital Capital Asset, Series C, 2.89%, 7/1/35(a)                                 12,400,000
      1,400,000   New Jersey HCF for Community Hospital Group, Series A-1, 2.95%, 7/1/20(a)                          1,400,000
        895,000   New Jersey HCF for St. Barnabas Hospital, Series A, 2.94%, 7/1/31(a)                                 895,000
      3,330,000   New Jersey Sports Authority Expo, Series C, 2.90%, 9/1/24(a)                                       3,330,000
      3,650,000   New Jersey Turnpike Authority, Series 91-D, 2.93%, 1/1/18(a)                                       3,650,000
     50,400,000   New Jersey Turnpike Authority, Series C-1, 2.95%, 1/1/24(a)                                       50,400,000
      6,000,000   Port Authority of New York & New Jersey Special Obligation Revenue, 2.96%, 8/1/24(a)               6,000,000
      1,000,000   Port Authority of New York & New Jersey Versatile Structure, 2.96%, 6/1/20(a)                      1,000,000
                                                                                                               ---------------
                                                                                                                   129,245,000
                                                                                                               ---------------
                  NEW MEXICO--1.0%
     14,495,000   Farmington County PCR for Arizona Public Service, Series B, 2.97%, 9/1/24(a)                      14,495,000
                                                                                                               ---------------
                  NEW YORK--18.1%
        925,000   Franklin County IDA Civic Facility for Trudeau Institute, 2.91%, 12/1/20(a)                          925,000
      2,400,000   Guilderland IDA for Eastern Industrial Park, 2.91%, 12/1/08(a)                                     2,400,000
      2,200,000   Jay Street Development Corp., 2.92%, 5/1/21(a)                                                     2,200,000
      2,500,000   Jay Street Development Corp., 2.94%, 5/1/22(a)                                                     2,500,000
      4,900,000   New York City Cultural Revenue for Alvin Ailey Dance Foundation, 2.90%,7/1/33(a)                   4,900,000
      7,425,000   New York City GO, Series A-4, 2.94%, 8/1/22(a)                                                     7,425,000
     11,350,000   New York City GO, Series A-4, 2.94%, 8/1/23(a)                                                    11,350,000
      7,000,000   New York City GO, Series A-4, A-7, 2.94% - 2.95%, 8/1/21(a)                                        7,000,000
        500,000   New York City GO, Series A-5, 2.96%, 8/1/31(a)                                                       500,000
      8,000,000   New York City GO, Series A-6, 2.94%, 11/1/26(a)                                                    8,000,000
      8,300,000   New York City GO, Series F-2, 2.92%, 2/15/12(a)                                                    8,300,000
      8,740,000   New York City GO, Series F-4, 2.94%, 2/15/20(a)                                                    8,740,000
      2,400,000   New York City GO, Series F-5, 2.94%, 2/15/16(a)                                                    2,400,000
      6,445,000   New York City GO, Series H-2, 2.90%, 8/1/10(a)                                                     6,445,000
      9,100,000   New York City GO, Series H-2, 2.95%, 8/1/14(a)                                                     9,100,000
      3,875,000   New York City HDC for Monterey, Series A, 2.92%, 11/15/19(a)                                       3,875,000
      1,100,000   New York City IDA for Civic Facility, 2.95%, 5/1/21(a)                                             1,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  NEW YORK (CONTINUED)
$    23,800,000   New York City IDA for Korean Airlines, Series A, 2.97%, 11/1/24(a)                           $    23,800,000
     34,670,000   New York City MWFA WSR, Series C-1, 2.95%, 6/15/18(a)                                             34,670,000
      4,200,000   New York City MWFA WSR, Series G, 2.94%, 6/15/24(a)                                                4,200,000
     20,300,000   New York City MWFA WSR, Series G, 2.95%, 6/15/33(a)                                               20,300,000
     37,650,000   New York City WSR Rev, 2.93%, 6/15/25(a)                                                          37,650,000
      6,055,000   New York State GO, Series A, 1.80%, 3/13/20(a)                                                     6,055,000
      2,010,000   New York State HFA for Bleecker Terrace Apt., 3.00%, 7/1/15(a)                                     2,010,000
      2,300,000   New York State HFA for Liberty View, Series A, 2.92%, 11/15/19(a)                                  2,300,000
      3,550,000   New York State HFA, Series C, 2.94%, 3/15/26(a)                                                    3,550,000
     25,450,000   New York State LGAC., Series C, D, E & F, 2.87% - 2.93%, 4/1/25(a)                                25,450,000
      7,705,000   Triborough Bridge & Tunnel Authority, Series C, 2.92%, 1/1/33(a)                                   7,705,000
        400,000   Yonkers IDA Civic Facility for Consumers Union, 2.98%, 7/1/21(a)                                     400,000
                                                                                                               ---------------
                                                                                                                   255,250,000
                                                                                                               ---------------
                  NORTH CAROLINA--0.1%
        700,000   North Carolina EFA for Cardinal Gibbons, 2.96%, 8/1/14(a)                                            700,000
      1,000,000   North Carolina Medical Care Community for Stanley Total Living Center, 3.02%, 4/1/18(a)            1,000,000
                                                                                                               ---------------
                                                                                                                     1,700,000
                                                                                                               ---------------
                  OHIO--3.0%
      3,200,000   Akron Bath Copley HDR for Summa Health System, Series B, 3.00%, 11/1/34(a)                         3,200,000
        200,000   Butler County HCF for Lifesphere, 2.96%, 5/1/27(a)                                                   200,000
        300,000   Clinton County for Wilmington Airport, 2.97%, 6/1/11(a)                                              300,000
      3,800,000   Cuyahoga County EDA for Cleveland Botanical Gardens, 3.01%, 7/1/31(a)                              3,800,000
      3,000,000   Cuyahoga County for Cleveland Health Education Museum, 2.98%, 3/1/32(a)                            3,000,000
        300,000   Cuyahoga County HCF for Devon Oaks, 2.97%, 2/1/34(a)                                                 300,000
      6,800,000   Evandale County IDR for SHV Realty, Inc., 3.05%, 9/1/15(a)                                         6,800,000
        300,000   Franklin County Hospital Revenue for U.S. Health Corp., 2.95%, 12/1/20(a)                            300,000
        590,000   Franklin County Hospital Revenue for U.S. Health Corp., Series 96, 2.95%, 12/1/21(a)                 590,000
      1,810,000   Hamilton County HRB, 2.95%, 1/1/22(a)                                                              1,810,000
      4,000,000   Licking County HCF, 2.97%, 11/1/33(a)                                                              4,000,000
        175,000   Lucas County for Toledo, 2.98%, 10/1/05(a)                                                           175,000
         25,000   Marion County Hospital Improvement, Pooled Lease Program, 2.99%, 11/1/21(a)                           25,000
      1,345,000   Middleburgh Heights for Southwest General Hospital, 3.01%, 8/15/22(a)                              1,345,000
      6,800,000   Ohio Air Quality DAR for Columbus Southern, Series C, 2.98%, 12/1/38(a)                            6,800,000
        100,000   Ohio Air Quality DAR for Ohio Edison, Series A, 2.95%, 2/1/14(a)                                     100,000
      6,700,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C, 2.98%, 6/1/23(a)                               6,700,000
      1,400,000   Ohio Higher EFA for Ashland University, 3.01%, 9/1/24(a)                                           1,400,000
        700,000   Ohio WDA PCR for Cleveland Electric, Series B, 2.98%, 8/1/20(a)                                      700,000
        200,000   Toledo City Services Special Assessment, 2.98%, 12/1/06(a)                                           200,000
                                                                                                               ---------------
                                                                                                                    41,745,000
                                                                                                               ---------------
                  OKLAHOMA--0.0%^
        500,000   Oklahoma City for Christian College, 1.92%, 7/1/15(a)                                                500,000
                                                                                                               ---------------
                  OREGON--0.0%^
        500,000   Portland MFH for South Park, 1.57%, 12/1/11(a)                                                       500,000
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  PENNSYLVANIA--5.3%
$     1,050,000   Allegheny HDA for Dialysis Clinic, 2.96%, 12/1/19(a)                                         $     1,050,000
      2,200,000   Allegheny HDA for Presbyterian University Hospital, 2.96%, 3/1/18(a)                               2,200,000
        810,000   Blair County IDR for Village of Penn State, Series C, 2.89%, 1/1/11(a)                               810,000
      3,080,000   Bucks County IDA, 2.96%, 5/1/33(a)                                                                 3,080,000
      2,400,000   Bucks County IDA, 3.05%, 7/1/15(a)                                                                 2,400,000
        400,000   Chester County HEFA for Simpsons Meadows, 2.99%, 10/1/30(a)                                          400,000
      1,750,000   Delaware County IDR for Sun, Inc., 2.98%, 11/1/33(a)                                               1,750,000
        500,000   Delaware Valley Finance Authority, Series 85-A, 2.96%, 12/1/19(a)                                    500,000
        300,000   Delaware Valley Finance Authority, Series A, 2.96%, 12/1/17(a)                                       300,000
      2,300,000   Delaware Valley Finance Authority, Series B, 2.96%, 12/1/20(a)                                     2,300,000
      1,000,000   Emmaus General Authority Revenue, 2.97%, 12/1/28(a)                                                1,000,000
     11,000,000   Emmaus General Authority Revenue, Series G-18, 3.00%, 3/1/24(a)                                   11,000,000
      1,620,000   Lawrence County for Villa Maria, 2.98%, 7/1/33(a)                                                  1,620,000
      1,235,000   Lebanon County HCF for ECC Retirement Village, 3.01%, 10/15/25(a)                                  1,235,000
      3,000,000   Lehigh County IDA, 3.05%, 12/1/15(a)                                                               3,000,000
      5,300,000   Montgomery County for Forge Gate Apartments, Series A, 2.92%, 8/15/31(a)                           5,300,000
      1,900,000   Montgomery County for Higher Ed. William Penn Charter, 3.01%, 9/15/31(a)                           1,900,000
     16,400,000   Pennsylvania HEFA for Temple University, 2.99%, 6/1/29(a)                                         16,400,000
      1,150,000   Philadelphia Housing Revenue Authority, Series A, 3.02%, 6/1/25(a)                                 1,150,000
     11,010,000   Quakertown Pennsylvania General Authority Revenue, 2.95%, 7/1/26(a)                               11,010,000
      1,580,000   Schuylkill County IDA for Northeastern Power, 2.98%, 12/1/22(a)                                    1,580,000
      1,000,000   Scranton Redevelopment Authority Revenue for Parking Facility, 3.01%, 6/1/33(a)                    1,000,000
      3,935,000   Wilkens Area IDA for Fairview Extended Care, Series B, 2.91%, 1/1/21(a)                            3,935,000
                                                                                                               ---------------
                                                                                                                    74,920,000
                                                                                                               ---------------
                  PUERTO RICO--1.5%
     21,100,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                  21,144,194
         29,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(a)                                            29,000
        338,000   Puerto Rico Highway & Transportation Authority, Series A, 2.90%, 7/1/28(a)                           338,000
                                                                                                               ---------------
                                                                                                                    21,511,194
                                                                                                               ---------------
                  TENNESSEE--0.0%^
        695,000   Chattanooga IDA for Baylor School, 2.97%, 11/1/16(a)                                                 695,000
                                                                                                               ---------------
                  TEXAS--2.5%
     35,575,000   Harris County IDA for Baytank Houston, Inc., 2.96%, 7/1/26(a)                                     35,575,000
                                                                                                               ---------------
                  UTAH--0.1%
      2,000,000   Utah Transit Authority Sales Tax Revenue, Series B, 2.95%, 9/1/32(a)                               2,000,000
                                                                                                               ---------------
                  VIRGINIA--1.9%
      7,200,000   Alexandria County IDA for Goodwin House, 2.93%, 10/1/35(a)                                         7,200,000
      1,115,000   Alexandria County IDA Pooled Loan, Series A, 2.96%, 7/1/26(a)                                      1,115,000
        920,000   Arlington County Virginia Rev for Ballston Public Parking, 2.77%, 8/1/17(a)                          920,000
        335,000   Charlottesville IDA for Seminole, Series B, 3.00%, 12/1/13(a)                                        335,000
      1,200,000   Chesapeake County IDA for Cheaspeake General Hospital, Series B, 2.97%, 7/1/31(a)                  1,200,000
        275,000   Hampton County MFH for Avalon Apartments, 1.75%, 6/15/26(a)                                          275,000
        750,000   Hampton County MFH for Shoreline Apartments, 2.98%, 12/1/19(a)                                       750,000
        300,000   Hampton MFH for Avalon, 2.95%, 6/15/26(a)                                                            300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  VIRGINIA (CONTINUED)
$       200,000   Hanover County IDA for Covenent Woods, 3.00%, 7/1/29(a)                                      $       200,000
         50,000   Henrico County EDA for Westminster Centerbury, Series B, 2.97%, 7/1/08(a)                             50,000
        405,000   James City & County IDA for Chambrel, 2.97%, 11/15/32(a)                                             405,000
      6,680,000   Peninsula Port Authority for Dominion Terminal, 2.97%, 7/1/16(a)                                   6,680,000
      2,120,000   Portsmouth Redevelopment & MFHR - Multifamily, 3.02%, 6/1/30(a)                                    2,120,000
      4,400,000   Richmond IDA for Cogentrix of Richmond Proj A, 2.99% - 3.02%, 12/1/17(a)                           4,400,000
      1,000,000   University of Virginia, Series A, 2.98%, 6/1/34(a)                                                 1,000,000
                                                                                                               ---------------
                                                                                                                    26,950,000
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $1,405,954,070)                                            99.5%      1,405,954,070
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                               (0.0)^            (9,346)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                   (0.0)^            (1,437)
                  OTHER ASSETS                                                                         0.5           6,378,464
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $ 1,412,321,751
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS
                  BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND
                  EQUIVALENT TO THE NET ASSETS OF EACH CLASS:
                  261,429,054 SHARES CLASS R                                                                   $          1.00
                                                                                                               ===============
                  48,712,712 SHARES CLASS TREASURER'S TRUST                                                    $          1.00
                                                                                                               ===============
                  101 SHARES CLASS 75                                                                          $          1.00
                                                                                                               ===============
                  944,908 SHARES CLASS 70                                                                      $          1.00
                                                                                                               ===============
                  69,851 SHARES CLASS 45                                                                       $          1.00
                                                                                                               ===============
                  77,667,399 SHARES CLASS 25                                                                   $          1.00
                                                                                                               ===============
                  102,829 SHARES CLASS 15                                                                      $          1.00
                                                                                                               ===============
                  10,070 SHARES CLASS 12                                                                       $          1.00
                                                                                                               ===============
                  1,023,384,827 SHARES CLASS 8                                                                 $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

                      STATEMENT OF NET ASSETS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--96.7%
                  CALIFORNIA--92.9%
$       485,000   Alameda Contra Costa Capital Improvements, Series E, 3.06%, 6/1/22(a)                        $       485,000
        495,000   Alameda Contra Costa Capital Improvements, Series F, 3.11%, 8/1/23(a)                                495,000
      3,720,000   California Infrastructure & Economic Development, Series A, 2.95%, 9/1/28(a)                       3,720,000
      5,000,000   California Pollution Control Finance Auth, 2.94%, 11/1/26(a)                                       5,000,000
      1,905,000   California Pollution Control Finance Auth, Series A, 2.96%, 12/1/16(a)                             1,905,000
        870,000   California School Facilities for Capital Improvements, Series C, 2.94%, 7/1/22(a)                    870,000
      4,700,000   California Statewide CDA for Covenant Retirement Community, 2.91%, 12/1/25(a)                      4,700,000
      2,200,000   California Statewide CDA for Early Education Community Center, 2.95%, 9/1/31(a)                    2,200,000
      1,200,000   California Statewide CDA for House Ear Institute COP, 2.94%, 12/1/18(a)                            1,200,000
      4,000,000   California Water Department Reserve Powersupply, Series B-3, 2.50%, 5/1/22(a)                      4,000,000
      4,600,000   California Water Department Reserve Powersupply, Series C-9, 2.90%, 5/1/22(a)                      4,600,000
      2,450,000   California Water Department Reserve Powersupply, Series B-6, 2.93%, 5/1/22(a)                      2,450,000
      3,648,000   California Water Department Reserve Powersupply, Series B-4, 2.93%, 5/1/22(a)                      3,648,000
      2,500,000   California Water Department Reserve Powersupply, Series C-15 2.83%, 5/1/22(a)                      2,500,000
      2,175,000   Chula Vista Charter City for Home Depot, Inc., 2.80%, 12/1/10(a)                                   2,175,000
      1,800,000   Contra Costa County MFH for Delta Square Apt., 2.92%, 10/15/29(a)                                  1,800,000
      1,000,000   Fremont Calif COP Improvement Financing PJ 3.03%, 8/1/30(a)                                        1,000,000
      1,400,000   Fremont Calif COP Police Fac Refing Proj, 3.03%, 8/1/28(a)                                         1,400,000
      2,200,000   Irvine Ranch Calif Wtr Dist, 2.93%, 10/1/10(a)                                                     2,200,000
      3,200,000   Irvine Ranch Calif Wtr Dist, 2.89%, 8/1/16(a)                                                      3,200,000
      1,300,000   Irvine Calif Impt GOB Act 1915, 2.93%, 9/2/22(a)                                                   1,300,000
      2,068,000   Irvine Calif Impt GOB Act 1915, 2.93%, 9/2/24(a)                                                   2,068,000
      1,129,000   Irvine Improvement Bond Act of 1915 Assessment District #00-18, Series A, 2.93%, 9/2/26            1,129,000
      7,065,000   Long Beach Calif Hbr Rev, Series A, 2.96%, 5/15/27(a)                                              7,065,000
      2,400,000   Los Angeles Calif Cmnty Redev Multifamily HSG, Series A, 2.95%, 12/1/38(a)                         2,400,000
      1,100,000   Los Angeles Calif HSG Auth Multifamily, 2.92%, 4/15/28(a)                                          1,100,000
      2,200,000   Orange County HDC for Capistrano Pointe, Series A, 2.92%, 12/1/29(a)                               2,200,000
        700,000   Orange County HDC for Florence Crittendoc Services, 2.86%, 3/1/16(a)                                 700,000
      4,351,000   Orange County HDC for Niguel Summit Ser B , 2.65%, 11/2/09(a)                                      4,351,000
        900,000   Orange County HDC for the Lakes Project, Series A, 2.92%, 12/1/06(a)                                 900,000
        500,000   Orange County HDC for Trabuco Woods, 2.92%, 11/15/28(a)                                              500,000
      1,200,000   Orange County MFH for Heritage, 2.96%, 5/1/22(a)                                                   1,200,000
      5,000,000   Orange County Sanitation Authority, 2.90%, 8/1/13(a)                                               5,000,000
      3,400,000   Riverside CFD, Special Tax 88-4, 2.93%, 9/1/14(a)                                                  3,400,000
        400,000   Riverside County for Tyler Spring Apartments, Series C, 2.92%, 1/15/27(a)                            400,000
      4,000,000   San Francisco Community Facilities for District 4, 2.95%, 8/1/31(a)                                4,000,000
      1,500,000   San Francisco MFHR for Filmore Center, Series B-1, 1.99%, 12/1/17(a)                               1,500,000
        800,000   San Leandro MFHR, 2.90%, 7/15/18(a)                                                                  800,000
      1,458,868   Santa Ana USD, 2.90%, 7/1/15(a)                                                                    1,458,868
      3,800,000   Stockton HCF for Dameron Hosp., Series A, 2.94%, 12/1/32(a)                                        3,800,000
      2,900,000   Turlock Irrigation District for Transportation, Series A, 2.93%, 1/1/31(a)                         2,900,000
                                                                                                               ---------------
                                                                                                                    97,719,868
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  PUERTO RICO--3.8%
$     4,000,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                             $     4,008,378
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $101,728,246)                                              96.7%        101,728,246
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                               (0.0)^            (2,306)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                   (0.0)^              (576)
                  OTHER ASSETS, LESS LIABILITIES                                                       3.3           3,476,809
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $   105,202,173
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 105,202,173
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

                      SCHEDULE OF INVESTMENTS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--88.1%
                  CONNECTICUT--79.5%
$     1,900,000   Connecticut DAR for Independent Living, 2.95%, 7/1/15(a)                                     $     1,900,000
      1,000,000   Connecticut DAR for Pierce Memorial Baptist, 2.94%, 10/1/28(a)                                     1,000,000
      1,000,000   Connecticut HEFA for Edgehill Health, Series A, 2.84%, 7/1/27(a)                                   1,000,000
      1,000,000   Connecticut HEFA for Hotchkiss School, Series A, 2.98%, 7/1/30(a)                                  1,000,000
        950,000   Connecticut HEFA for Klingberg Family Center, 2.91%, 7/1/32(a)                                       950,000
      1,000,000   Connecticut HEFA for Yale University, Series T-2, 2.85%, 7/1/29(a)(c)                              1,000,000
        930,000   Connecticut HFA, Sub Series D-3, 2.90%, 5/15/18(a)                                                   930,000
      2,000,000   Connecticut Special Tax Obligation for Transportation Infrastructure,
                  3.03%, 9/1/20(a)                                                                                   2,000,000
      1,800,000   Connecticut State Development Authority for Solid Waste, 3.00%, 8/1/23(a)                          1,800,000
      2,300,000   Connecticut State GO, Series 1-A, 3.00%, 2/15/21(a)                                                2,300,000
      1,720,000   Connecticut State GO, Series 97-B, 2.90%, 5/15/14(a)                                               1,720,000
      1,000,000   Hartford Redev. Agency MHR for Underwood Towers Project, 2.91%, 6/1/20(a)                          1,000,000
      1,000,000   New Canaan Housing Authority for Village at Waveny Care Center, 2.95%, 1/1/22(a)                   1,000,000
      1,000,000   Shelton County HFA for Crosby Commons Project, 3.00%, 1/1/31(a)                                    1,000,000
                                                                                                               ---------------
                                                                                                                    18,600,000
                                                                                                               ---------------
                  PUERTO RICO--8.6%
      1,000,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(a)                                         1,000,000
      1,000,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                   1,002,095
                                                                                                               ---------------
                                                                                                                     2,002,095
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $20,602,095)                                               88.1%         20,602,095
                  OTHER ASSETS, LESS LIABILITIES                                                      11.9           2,784,674
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $    23,386,769
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 23,386,769
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                  ASSETS
                  Investments in securities, at value (Cost $20,602,095)                                       $    20,602,095
                  Cash                                                                                               2,722,722
                  Interest receivable                                                                                   65,154
                                                                                                               ---------------

                  Total Assets                                                                                      23,389,971
                                                                                                               ---------------

                  LIABILITIES
                  Comprehensive management fees payable                                                                  2,562
                  Distribution (12b-1) fees payable                                                                        640
                                                                                                               ---------------

                  Total Liabilities                                                                                      3,202
                                                                                                               ---------------

                  NET ASSETS                                                                                   $    23,386,769
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 23,386,769
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

                      STATEMENT OF NET ASSETS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--100.1%
$     1,590,000   Alachua County HFA for Oak Hammock University, 2.97%, 10/1/32(a)                             $     1,590,000
      2,000,000   Broward County Florida Educational Facs Auth, City College Project,
                  2.96%, 11/1/31(a)                                                                                  2,000,000
      1,800,000   Broward County HFA for Jacaranda Village Apartments, 2.98%, 9/1/22(a)                              1,800,000
      1,600,000   Broward County HFA for Margate Project, 2.98%, 11/1/05(a)                                          1,600,000
        905,000   Capital Finance Authority for Glenride Palmer Ranch, 2.97%, 6/1/12(a)                                905,000
      1,250,000   Collier County for Cleveland Health Clinic, 2.97%, 1/1/35(a)                                       1,250,000
      1,625,000   Dade County IDA for Dolphins Stadium, Series C, 2.96%, 1/1/16(a)                                   1,625,000
        800,000   Dade County IDA for Florida Power & Light, 2.99%, 6/1/21(a)                                          800,000
      2,200,000   Dade County Water Service, 2.94%, 10/5/22(a)                                                       2,200,000
      1,200,000   Duval County HFA for Lighthouse Bay Apartments, 2.96%, 12/1/32(a)                                  1,200,000
      1,800,000   Florida HFA for Kings Colony, 3.01%, 8/1/06(a)                                                     1,800,000
        900,000   Florida HFA for River Oaks, Series 85-TT, 2.98%, 12/1/29(a)                                          900,000
      2,000,000   Florida HFC Multifamily for Bridgewater Club, 2.99%, 6/1/34(a)                                     2,000,000
      1,130,000   Florida HFC Multifamily for Magnolia Pointe Apartments, 3.02%, 6/1/39(a)                           1,130,000
      2,200,000   Jacksonville Florida District Energy System Series A, 2.92%, 10/1/34(a)                            2,200,000
      1,295,000   Lee County IDA for Bonita Community Health Services, Series A, 2.98%, 12/1/29(a)                   1,295,000
      1,300,000   Manatee County PCR for Florida Power & Light, 2.97%, 9/1/24(a)                                     1,300,000
      3,600,000   Miami Dade County IDA for Airis Miami LLC, Series A, 3.00%, 10/15/25(a)                            3,600,000
      1,185,000   Orange County YMCA, Series A, 3.01%, 5/1/27(a)                                                     1,185,000
      1,500,000   Palm Beach County for Morse Obligation Group, 2.99%, 5/1/33(a)                                     1,500,000
        500,000   Palm Beach County for Norton Gallery School of Art, 2.98%, 5/1/30(a)                                 500,000
      1,700,000   Palm Beach County for Raymond F Kravis Center Project, 2.90%, 7/1/32(a)                            1,700,000
      2,200,000   Palm Beach County for School Board, Series B, 2.95%, 8/1/27 (a)                                    2,200,000
      1,100,000   Pinellas County HFA, 2.97%, 11/1/15(a)                                                             1,100,000
      1,800,000   Pinellas County MFH for Foxbridge Apartments, Series A, 2.94%, 6/15/25(a)                          1,800,000
      2,000,000   Port Orange for Palmer College, 2.96%, 10/1/32(a)                                                  2,000,000
        680,000   Putnam County Dev. Authority PCR for Florida Power & Light, 2.97%, 9/1/24(a)                         680,000
        200,000   Seminole County IDA HCF for Florida Living Nursing, 3.16%, 2/1/11(a)                                 200,000
        400,000   University of North Florida Capital Improvements Project, 3.06%, 11/1/24(a)                          400,000
        700,000   Volusia County IDR for Easter Seal Society of Volusia, 3.07%, 9/1/21(a)                              700,000
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $43,160,000)                                              100.1%         43,160,000
                  DUE TO CUSTODIAN                                                                    (0.4)           (181,579)
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                               (0.0)^            (4,763)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                   (0.0)^            (1,191)
                  OTHER ASSETS                                                                         0.3             121,052
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $    43,093,519
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 43,093,519
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

                      STATEMENT OF NET ASSETS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--96.8%
                  MASSACHUSETTS--93.2%
$       800,000   Massachusetts DFA for Briarwood Retirement, Series A, 2.95%, 1/1/35(a)                       $       800,000
      1,000,000   Massachusetts DFA for Brooksby Village Project, 2.95%, 7/1/32(a)                                   1,000,000
        700,000   Massachusetts DFA for Jewish Geriatric Services, 2.97%, 5/15/34(a)                                   700,000
        800,000   Massachusetts DFA for Jewish High School Project, 1.95%, 6/1/32(a)                                   800,000
        800,000   Massachusetts DFA for Smith College, 2.91%, 7/1/24(a)(c)                                             800,000
        600,000   Massachusetts DFA IDR for Ocean Spray Cranberries, 2.96%, 10/15/11(a)                                600,000
      2,750,000   Massachusetts GO, Series 97-B, 2.93%, 9/1/16(a)                                                    2,750,000
        135,000   Massachusetts HEFA for Becker College, Series A-2, 3.04%, 7/1/09(a)                                  135,000
        700,000   Massachusetts HEFA for Berklee College of Music, Series B, 2.85%, 10/1/27(a)                         700,000
        900,000   Massachusetts HEFA for Cap Asset Program, Series E, 2.98%, 1/1/35(a)                                 900,000
      1,000,000   Massachusetts HEFA for Harvard University, Series Y, 2.76%, 7/1/35(a)(c)                           1,000,000
      1,000,000   Massachusetts HEFA for Massachusetts Institute of Technolgy, Series J-2,
                  2.81%, 7/1/31(a)(c)                                                                                1,000,000
      1,100,000   Massachusetts HEFA for Wellesley College, Series E, 2.93%, 7/1/22(a)(c)                            1,100,000
        800,000   Massachusetts HEFA for Williams College, Series E, 2.97%, 8/1/14(a)(c)                               800,000
        700,000   Massachusetts HFA for Multifamily Housing, 2.95%, 1/15/10(a)                                         700,000
        680,000   Massachusetts HFA for Single Family, 2.98%, 12/1/30(a)                                               680,000
        875,000   Massachusetts IFA for Lowell Mills Association, Series 95, 3.04%, 12/1/20(a)                         875,000
      1,200,000   Massachusetts WRA, Series C, 3.05%, 8/1/20(a)                                                      1,200,000
        700,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                                                     700,000
        600,000   Massachusetts WRA, Series B, 2.95%, 4/1/28(a)                                                        600,000
        800,000   Massachusetts WRA, Series C, 2.95%, 8/1/37(a)                                                        800,000
      1,200,000   Massachusetts WRA, Series D, 2.97%, 8/1/17(a)                                                      1,200,000
        800,000   Massachusetts WSR, Series A, 2.90%, 11/1/24(a)                                                       800,000
                                                                                                               ---------------
                                                                                                                    20,640,000
                                                                                                               ---------------
                  PUERTO RICO--3.6%
        800,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                     801,676
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $21,441,676)                                               96.8%         21,441,676
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                               (0.0)^              (607)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                   (0.0)^            (2,429)
                  OTHER ASSETS, LESS LIABILITIES                                                       3.2             713,941
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $    22,152,581
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 22,152,581
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND

                      SCHEDULE OF INVESTMENTS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--94.4%
                  MICHIGAN--84.5%
$       753,000   Detroit EDC for Water Front Reclamation, Series A, 2.96%, 5/1/09(a)                          $       753,000
        125,000   Detroit EDC for Water Front Reclamation, Series C, 3.11%, 5/1/09(a)                                  125,000
      1,500,000   Detroit Mich Sew Disp Rev Var, Series B, 2.97%, 7/1/33(a)                                          1,500,000
        600,000   Garden City Hospital Finance Authority, Series 96-A, 3.01%, 9/1/26(a)                                600,000
      1,400,000   Jackson County for Vista Grande Villa, Series A, 2.98%, 11/1/31(a)                                 1,400,000
        800,000   Michigan HDA for Berrien Woods, Series A, 3.07%, 7/1/32(a)                                           800,000
        800,000   Michigan HDA for Parks of Taylor Apt., Series A, 2.97%, 8/15/32(a)                                   800,000
      1,100,000   Michigan HDA for Pine Ridge Oblig. Ltd., 3.00%, 10/1/07(a)                                         1,100,000
        100,000   Michigan HDA Oblig Rev Nonprofit HSG, 3.00%, 6/1/25(a)                                               100,000
        800,000   Michigan HDA, Series B, 2.95%, 4/1/19(a)                                                             800,000
      1,525,000   Michigan State University Revenue, Series A, 2.97%, 8/15/32(a)                                     1,525,000
        800,000   Michigan Strategic Fund for Haven Christian Services, 2.99%, 11/15/34(a)                             800,000
      1,360,000   Michigan Strategic Fund for Henry Ford Museum Village, 2.97%, 12/1/33(a)                           1,360,000
        800,000   Michigan Strategic Fund for M&P Cap LLC, Series A, 3.05%, 6/1/34(a)                                  800,000
        800,000   Michigan Strategic Fund for Peachwood Center Association, 2.96%, 6/1/16(a)                           800,000
        800,000   Wayne Charter Cnty Michigan Airport, Series A, 2.99%, 12/1/32(a)                                     800,000
                                                                                                               ---------------
                                                                                                                    14,063,000
                                                                                                               ---------------
                  PUERTO RICO--9.9%
        300,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                     300,628
        540,000   Puerto Rico Government Development Bank, 2.52%, 12/1/15(a)                                           540,000
        800,000   Puerto Rico Highway & Transportation Authority, Series A, 2.90%, 7/1/28(a)                           800,000
                                                                                                               ---------------
                                                                                                                     1,640,628
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $15,703,628)                                               94.4%         15,703,628
                  OTHER ASSETS, LESS LIABILITIES                                                       5.6             928,622
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $    16,632,250
                                                                                                   =======     ===============

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                  ASSETS
                  Investments in securities, at value (Cost $15,703,628)                                       $    15,703,628
                  Cash                                                                                                 882,471
                  Interest receivable                                                                                   48,561
                                                                                                               ---------------

                  Total Assets                                                                                      16,634,660
                                                                                                               ---------------

                  LIABILITIES
                  Comprehensive management fees payable                                                                  1,830
                  Distribution (12b-1) fees payable                                                                        580
                                                                                                               ---------------

                  Total Liabilities                                                                                      2,410
                                                                                                               ---------------

                  NET ASSETS                                                                                   $    16,632,250
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 16,632,250
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

                      STATEMENT OF NET ASSETS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--99.5%
                  NEW JERSEY--93.9%
$     2,000,000   Atlantic County Pooled Government Loan Program, 2.93%, 7/1/26(a)                             $     2,000,000
      1,600,000   Hudson County NJ Impt Auth, 2.90%, 7/15/26(a)                                                      1,600,000
      2,000,000   Jersey City IDA for Dixon Mills Apartments, 2.93%, 5/15/30(a)                                      2,000,000
      2,000,000   New Jersey EDA for Bayonne Dock, 2.95%, 12/1/27(a)                                                 2,000,000
      1,915,000   New Jersey EDA for Church & Dwight, 2.96%, 12/1/08(a)                                              1,915,000
        880,000   New Jersey EDA for Economic Growth, Series F, 2.97%, 8/1/14(a)                                       880,000
        400,000   New Jersey EDA for Foreign Trade, Series 98, 3.00%, 12/1/07(a)                                       400,000
      2,000,000   New Jersey EDA for Geriatrics Housing Services Series P-J, 2.94% 11/1/31(a)                        2,000,000
      2,000,000   New Jersey EDA for International Drive Partners, 2.97%, 9/1/05(a)                                  2,000,000
      2,300,000   New Jersey EDA for Newark Container LLC, 2.99%, 7/1/30(a)                                          2,300,000
      2,000,000   New Jersey EDA for RBJ Associates, ERN, 2.93%, 8/1/08(a)                                           2,000,000
      2,000,000   New Jersey EDA for SCH Princeton Project, 2.93%, 11/1/34(a)(c)                                     2,000,000
      1,400,000   New Jersey EDA for Stolt haven Proj, Series A, 2.88%, 1/15/18(a)                                   1,400,000
      4,000,000   New Jersey EDA for Thermal Marina Energy LLC, Series A, 2.92%, 9/1/31(a)                           4,000,000
      2,135,000   New Jersey EFA for Princeton University, Series B, 2.90%, 7/1/22(a)                                2,135,000
      1,400,000   New Jersey HCF Financing Authority Revenue, Series B, 2.89%, 7/1/35(a)                             1,400,000
        600,000   New Jersey HCF Financing Authority Revenue, Series A, 2.94%, 7/1/31(a)                               600,000
      4,045,000   New Jersey Sports Authority Expo, Series C, 2.90%, 9/1/24(a)                                       4,045,000
      2,000,000   New Jersey Turnpike Authority, Series 91-D, 2.93%, 1/1/18(a)                                       2,000,000
      2,000,000   New Jersey Turnpike Authority, Series C-1, 2.95%, 1/1/24(a)                                        2,000,000
      3,600,000   Port Authority of New York & New Jersey Special Obligation Revenue,
                  2.96%, 8/1/24(a)                                                                                   3,600,000
                                                                                                               ---------------
                                                                                                                    42,275,000
                                                                                                               ---------------
                  PUERTO RICO--5.6%
      2,500,000   Puerto Rico Commonwealth TRAN 3.00%, 7/29/05(b)                                                    2,505,236
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $48,780,236)                                               99.5%         44,780,236
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                               (0.0)^            (4,943)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                   (0.0)^            (1,236)
                  OTHER ASSETS                                                                         0.5             215,027
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $    44,989,084
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 44,989,084
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND

                      STATEMENT OF NET ASSETS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--97.5%
                  OHIO--94.9%
$     1,800,000   Akron Bath Copley HDR for Summa Health System, Series B, 3.00%, 11/1/34(a)                   $     1,800,000
        375,000   Allen County HCF for Mennonite Home, 2.97%, 2/1/18(a)                                                375,000
        800,000   Butler County HCF for Lifesphere, 2.97%, 5/1/27(a)                                                   800,000
        500,000   Centerville HCR for Bethany Lutheran, 3.02%, 5/1/08(a)                                               500,000
        400,000   Cleveland Airport Systems Revenue, Series C, 2.99%, 1/1/27(a)                                        400,000
        200,000   Clinton County for Wilmington Airport, 2.97%, 6/1/11(a)                                              200,000
        490,000   Cuyahoga County for S&R Playhouse, 2.30%, 12/1/09(a)                                                 490,000
        700,000   Cuyahoga County HCF for Devon Oaks, 2.97%, 2/1/34(a)                                                 700,000
        700,000   Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.01%, 7/1/31(a)                            700,000
      1,400,000   Evandale County IDR for SHV Realty Inc., 3.05%, 9/1/15(a)                                          1,400,000
        290,000   Franklin County Community HRB Network, 2.95%, 12/1/20(a)                                             290,000
        600,000   Franklin County Hospital Revenue for U.S. Health Corp., Series A, 2.95%, 12/1/21(a)                  600,000
        100,000   Franklin County MHR for Housing Network, 2.98%, 12/1/20(a)                                           100,000
        735,000   Greene County IDA for Fairview, Series B, 2.91%, 1/1/11(a)                                           735,000
        300,000   Jackson County for Leoni Project, 2.99%, 12/1/14(a)                                                  300,000
        805,000   Hamilton County HRB for Alliance Health, Series A, 2.85%, 1/1/18(a)                                  805,000
      1,500,000   Licking County HCF, 2.97%, 11/1/33(a)                                                              1,500,000
        350,000   Middleburgh Heights HRB for Southwest General Health, 3.01%, 8/15/22(a)                              350,000
        700,000   Ohio Air Quality DAR for Columbus Southern, Series C, 2.98%, 12/1/38(a)                              700,000
      1,500,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C, 2.98%, 6/1/23(a)                               1,500,000
        600,000   Ohio State Higher Educational Facility Revenue for Ashland Univ. 3.01%, 9/1/24(a)                    600,000
        700,000   Ohio WDA PCR for Cleveland Electric, Series B, 2.98%, 8/1/20(a)                                      700,000
      1,700,000   Paulding County Waste Disposal for Lafarge Corporation, 2.92%, 8/1/26(a)                           1,700,000
        800,000   Toledo City Services Special Assessment, 2.98%, 12/1/06(a)                                           800,000
                                                                                                               ---------------
                                                                                                                    18,045,000
                                                                                                               ---------------
                  PUERTO RICO--2.6%
        500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(a)                                                     501,047
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $18,546,047)                                               97.5%         18,546,047
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                               (0.0)^            (2,090)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                   (0.0)^              (523)
                  OTHER ASSETS                                                                         2.5             480,552
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $    19,023,986
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 19,023,986
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

                      STATEMENT OF NET ASSETS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--98.0%
                  PENNSYLVANIA--93.5%
$        50,000   Allegheny HDA for Dialysis Clinic, 2.96%, 12/1/19(a)                                         $        50,000
        285,000   Allegheny HDA for Presbyterian University Hospital, Series B-3, 2.96%, 3/1/18(a)                     285,000
      1,800,000   Allegheny IDA for UPMC Health Systems, Series C, 2.98%, 3/1/15(a)                                  1,800,000
        200,000   Berks County IDR for Visiting Nurse Services, Series A, 3.07%, 12/1/15(a)                            200,000
        745,000   Berks County IDR for Visiting Nurse Services, Series A, 3.22%, 12/1/15(a)                            745,000
      2,000,000   Blair County IDR for Village of Penn State, Series C, 2.89%, 1/1/11(a)                             2,000,000
      1,570,000   Bucks County IDA, 2.96%, 5/1/33(a)                                                                 1,570,000
      4,000,000   Bucks County IDA, 3.05%, 7/1/15(a)                                                                 4,000,000
        459,000   Chartiers Valley IDR, 2.99%, 8/1/07(a)                                                               459,000
      1,535,000   Chester County HEFA for Simpsons Meadows, 2.99%, 10/1/30(a)                                        1,535,000
      1,000,000   Delaware County IDA for Scotfoam Corp., 2.80%, 10/1/05(a)                                          1,000,000
        700,000   Delaware County IDR for Sun, Inc., 2.98%, 11/1/33(a)                                                 700,000
        300,000   Delaware Valley Finance Authority, Series A, 2.96%, 12/1/17(a)                                       300,000
      1,700,000   Delaware Valley Finance Authority, Series B, 2.96%, 12/1/20(a)                                     1,700,000
      2,000,000   Emmaus General Authority Revenue, Series G, 3.00%, 3/1/24(a)                                       2,000,000
        700,000   Lawrence County IDA for Var Villa Maria PJ., 2.98%, 7/1/33(a)                                        700,000
      2,000,000   Lebanon County HCF for ECC Retirement Village, 3.01%, 10/15/25(a)                                  2,000,000
      2,000,000   Lehigh County IDA, 3.05%, 12/1/15(a)                                                               2,000,000
        430,000   Montgomery County IDR for Girl Scouts of Southeastern PA, 3.07%, 2/1/25(a)                           430,000
      2,000,000   Montgomery County Multifamily for Forge Gate, Series A, 2.92%, 8/15/31(a)                          2,000,000
      2,840,000   Pennsylvania EDA for B & W Ebensburg Project, 2.99%, 12/1/11(a)                                    2,840,000
        460,000   Pennsylvania HEFA for Temple University, 2.93%, 10/1/09(a)                                           460,000
      2,000,000   Pennsylvania HEFA for Temple University, 2.99%, 6/1/29(a)                                          2,000,000
        495,000   Philadelphia Housing Revenue Authority, Series A, 3.02%, 6/1/25(a)                                   495,000
      1,715,000   Philadelphia IDR for Fox Chase Cancer Center Project, 2.98%, 7/1/25(a)                             1,715,000
      1,600,000   Quakertown Pennsylvania General Authority Revenue, 2.95%, 7/1/05(a)                                1,600,000
      2,000,000   Quakertown Pennsylvania General Authority Revenue, 2.95%, 7/1/26(a)                                2,000,000
      3,940,000   Schuylkill County IDA for Northeastern Power, 2.98%, 12/1/22(a)                                    3,940,000
      1,275,000   Wilkins Area IDA for Fairview Extended Care, Series B, 2.91%, 1/1/21(a)                            1,275,000
                                                                                                               ---------------
                                                                                                                    41,799,000
                                                                                                               ---------------
                  PUERTO RICO--4.5%
      2,000,000   Puerto Rico Commonwealth TRAN, 3.00%,7/29/05(b)                                                    2,004,189
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $43,803,189)                                               98.0%         43,803,189
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                               (0.0)^           (21,853)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                   (0.0)^            (5,463)
                  OTHER ASSETS, LESS LIABILITIES                                                       2.0             917,492
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $    44,693,365
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 44,693,365
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND

                      SCHEDULE OF INVESTMENTS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--80.2%
                  VIRGINIA--73.6%
$     1,000,000   Alexandria County IDA for Goodwin House, 2.98%, 10/1/35(a)                                   $     1,000,000
        170,000   Alexandria County IDR, Pooled Loan Program, Series A, 2.96%, 7/1/26(a)                               170,000
      1,130,000   Arlington County for Ballston Public Parking, 2.77%, 8/1/17(a)                                     1,130,000
        265,000   Charlottesville IDA for Seminole, Series B, 3.00%, 12/1/13(a)                                        265,000
        600,000   Hampton MFH for Avalon, 1.65%, 6/15/26(a)                                                            600,000
        600,000   Hampton MFH for Shoreline Apartments, 2.98%, 12/1/19(a)                                              600,000
        335,000   Hanover County IDA for Covenent Woods, 3.00%, 7/1/29(a)                                              335,000
      1,100,000   Henrico County EDA for Westminster Centerbury, Series B, 2.97%, 7/1/08(a)                          1,100,000
      1,095,000   James City and County IDA for Chambrel, 2.97%, 11/15/32(a)                                         1,095,000
        900,000   Norfolk IDR for Hospital Facilities - Children, 2.96%, 6/1/20(a)                                     900,000
      1,100,000   Peninsula Port Authority for Dominion Terminal, 2.97%, 7/1/16(a)                                   1,100,000
        600,000   Portsmouth Redev & HSG - Multifamily, 3.02%, 6/1/30(a)                                               600,000
        600,000   Richmond IDA for Cogentrix of Richmond Proj A, 3.02%, 12/1/17(a)                                     600,000
        600,000   University of Virginia Revenue, Series A, 2.98%, 6/1/34(a)(c)                                        600,000
                                                                                                               ---------------
                                                                                                                    10,095,000
                                                                                                               ---------------
                  PUERTO RICO--6.6%
        600,000   Puerto Rico Highway & Transportation Authority, Series A, 2.90%, 7/1/28(a)                           600,000
        300,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                                     300,628
                                                                                                               ---------------
                                                                                                                       900,628
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $10,995,628)                                               80.2%         10,995,628
                  OTHER ASSETS, LESS LIABILITIES                                                      19.8           2,709,970
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $    13,705,598
                                                                                                   =======     ===============

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                  ASSETS
                  Investments in securities, at value (Cost $10,995,628)                                       $    10,995,628
                  Cash                                                                                               2,678,478
                  Interest receivable                                                                                   33,356
                                                                                                               ---------------

                  Total Assets                                                                                      13,707,462
                                                                                                               ---------------

                  LIABILITIES
                  Comprehensive management fees payable                                                                  1,491
                  Distribution (12b-1) fees payable                                                                        373
                                                                                                               ---------------

                  Total Liabilities                                                                                      1,864
                                                                                                               ---------------

                  NET ASSETS                                                                                   $    13,705,598
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 13,705,598
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

           RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

                      STATEMENT OF NET ASSETS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--99.1%
                  NEW YORK--94.5%
$     3,700,000   Cattarausus County IDA for YMCA, 3.03%, 9/1/28(a)                                            $     3,700,000
      1,625,000   Franklin County IDA Civic Facility for Trudeau Institute, 2.91%, 12/1/20(a)                        1,625,000
      5,500,000   Jay Street Development Corp., Series A-1, 2.94%, 5/1/22(a)                                         5,500,000
      3,300,000   Jay Street Development Corp., Series A-3, 2.94%, 5/1/21(a)                                         3,300,000
      6,000,000   Long Island Power Authority Electric System Revenue, Series 7-A, 2.87%, 4/1/25(a)                  6,000,000
      1,500,000   Monroe County for St. Ann's Home, 2.94%, 7/1/30(a)                                                 1,500,000
     13,000,000   New York City DAR for Greenwich LLC, Series , 2.93% - 2.94% 12/1/39(a)                            13,000,000
      6,050,000   New York City GO, Series A-1, 1.80%, 3/13/20(a)                                                    6,050,000
      3,000,000   New York City GO, Series A-2, 2.90%, 8/1/31(a)                                                     3,000,000
      2,595,000   New York City GO, Series A-4, 2.95%, 8/1/21(a)                                                     2,595,000
      6,500,000   New York City GO, Series A-5, 2.96%, 8/1/31(a)                                                     6,500,000
      1,200,000   New York City GO, Series A-7, 2.94%, 8/1/20(a)                                                     1,200,000
      3,045,000   New York City GO, Series B-8, 2.94%, 8/15/24(a)                                                    3,045,000
      2,800,000   New York City GO, Series C-4, 2.90%, 8/1/20(a)                                                     2,800,000
      3,000,000   New York City GO, Series F-4, 2.94%, 2/15/20(a)                                                    3,000,000
        950,000   New York City GO, Series F-5, 2.94%, 2/15/16(a)                                                      950,000
      7,500,000   New York City GO, Series H-2, 2.90%, 8/1/10(a)                                                     7,500,000
      3,900,000   New York City HDC for Monterey, Series A, 2.92%, 11/15/19(a)                                       3,900,000
      1,000,000   New York City IDA for Abraham Joshua Heschel, 2.99%, 4/1/32(a)                                     1,000,000
      5,300,000   New York City IDA for American Society for Technion, 2.92%, 10/1/33(a)                             5,300,000
      2,900,000   New York City IDA for Childrens Oncology Society, 2.95%, 5/1/21(a)                                 2,900,000
      1,415,000   New York City IDA for Church of the Heavenly Rest, 2.94%, 7/1/21(a)                                1,415,000
     10,400,000   New York City IDA for Korean Airlines, Series A, 2.97%, 11/1/24(a)                                10,400,000
      3,900,000   New York City Muni Water, Series C-1, 2.95%, 6/15/18(a)                                            3,900,000
      7,900,000   New York City WSA Rev, 2.93%, 6/15/25(a)                                                           7,900,000
      2,000,000   New York State HFA for 10 Liberty Street, 2.92%, 11/1/35(a)                                        2,000,000
      3,600,000   New York State HFA for Liberty View, Series A, 2.92%, 11/15/19(a)                                  3,600,000
      1,780,000   New York State HFA for Normandie Court, Series I, 2.92%, 5/15/15(a)                                1,780,000
      4,900,000   New York State HFA, Series C, 2.94%, 3/15/26(a)                                                    4,900,000
      6,540,000   New York State LGAC., Series C, D, E & F, 2.88% - 2.93%, 4/1/25(a)                                 6,540,000
      6,000,000   New York State R&D Con Ed, Series C-2, 3.00%, 11/1/39(a)                                           6,000,000
      6,000,000   Port Authority of New York & New Jersey Obligation Revenue, 2.96%, 6/1/20 (a)                      6,000,000
      3,810,000   Schenectady County IDA for Sunnyview Hospital & Rehab., Series A, 2.98%, 8/1/33(a)                 3,810,000
      4,760,000   Tompkins County IDA for Kendal Ithaca Community Care, Series B, 2.96%, 7/1/24(a)                   4,760,000
      4,500,000   Triborough Bridge & Tunnel Authority, Series C, 2.92%, 1/1/33(a)                                   4,500,000
      3,600,000   Yonkers IDA Civic Facility for Consumers Union, 2.98%, 7/1/21(a)                                   3,600,000
                                                                                                               ---------------
                                                                                                                   155,470,000
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)
                  PUERTO RICO--4.6%
$     7,500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                             $     7,515,709
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $162,985,709)                                              99.1%        162,985,709
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                               (0.0)^            (3,604)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                   (0.0)^              (901)
                  OTHER ASSETS                                                                         0.9           1,441,766
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $   164,422,970
                                                                                                   =======     ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 164,422,970
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                   $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND

                      SCHEDULE OF INVESTMENTS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--83.9%
                  LOUISIANA--74.4%
$        25,000   East Baton Rouge for Rhone-Poulenc Inc., 2.99%, 12/1/11(a)                                   $        25,000
         17,000   Lake Charles HRB District Revenue for Conoco, Project A, 2.99%, 9/1/29(a)                             17,000
         14,000   Lake Charles HRB & Term. District Revenue for CITGO Corp., 2.98%, 8/1/07(a)                           14,000
         14,000   Louisiana Environment Facilities Community DAR, Series A, 2.98%, 11/1/34(a)                           14,000
         14,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A,
                  2.99%, 9/1/14(a)                                                                                      14,000
          7,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A,
                  2.97%, 9/1/17(a)                                                                                       7,000
         14,000   Louisiana PFA for Kenner Hotel Limited, 2.92%, 12/1/15(a)                                             14,000
         25,000   Louisiana PFA, Multi-family, 2.98%, 6/15/31(a)                                                        25,000
         14,000   Louisiana University Agriculture & Mechanical College, 3.03%, 7/1/30(a)                               14,000
         25,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 2.95%, 7/1/18(a)                    25,000
         35,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 2.98%, 7/1/21(a)                    35,000
         14,000   South Louisiana Port Marine Term. for Holnam Project., 3.03%, 1/1/27(a)                               14,000
                                                                                                               ---------------
                                                                                                                       218,000
                                                                                                               ---------------
                  PUERTO RICO--9.5%
         14,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(a)                                            14,000
         14,000   Puerto Rico Highway & Transportation Authority, Series A, 2.90%, 07/1/28(a)                           14,000
                                                                                                               ---------------
                                                                                                                        28,000
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $246,000)                                                    83.9%          246,000
                  OTHER ASSETS, LESS LIABILITIES                                                        16.1            47,185
                                                                                                     -------   ---------------

                  NET ASSETS                                                                           100.0%  $       293,185
                                                                                                     =======   ===============

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                  ASSETS
                  Investments in securities, at value (Cost $246,000)                                          $       246,000
                  Cash                                                                                                  46,687
                  Interest receivable                                                                                      549
                                                                                                               ---------------

                  Total Assets                                                                                         293,236
                                                                                                               ---------------

                  LIABILITIES
                  Comprehensive management fees payable                                                                     41
                  Distribution (12b-1) fees payable                                                                         10
                                                                                                               ---------------

                  Total Liabilities                                                                                         51
                                                                                                               ---------------

                  NET ASSETS                                                                                   $       293,185
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 293,185
                  SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND

                      SCHEDULE OF INVESTMENTS--MAY 31, 2005

   PRINCIPAL                                                                                                        VALUE
    AMOUNT                                                                                                         (NOTE 1)
---------------                                                                                                ---------------
                  TAX-EXEMPT OBLIGATIONS--87.6%
                  MINNESOTA--79.3%
$        68,000   Andover Senior Housing for Presbyterian Homes, 2.97%, 11/15/33(a)                            $        68,000
        100,000   Brooklyn Center for Brookdale Corp II, 3.02%, 12/1/14(a)                                             100,000
         68,000   Cohasset for Minnesota Power & Light, Project B, 2.97%, 6/1/13(a)                                     68,000
         68,000   Duluth Tax for Lake Superior Paper, 2.95%, 9/1/10(a)                                                  68,000
        108,000   Hennepin County, Series B, 2.82%, 12/1/20(a)                                                         108,000
        105,000   Hennepin County, Series C, 2.82%, 12/1/10(a)                                                         105,000
         68,000   Mankato Multi-family Revenue for Highland Park, 3.02%, 5/1/27(a)                                      68,000
         40,000   Minnesota HEFA for St. Olaf College, Series 5-H, 2.97%, 10/1/30(a)                                    40,000
         65,000   Minnesota HEFA for St. Olaf College, Series 5-M1, 2.97%, 10/1/32(a)                                   65,000
         65,000   Minnesota Housing Finance Agency, Series C, 3.00%, 1/1/35(a)                                          65,000
        100,000   St. Louis Park Revenue for Catholic Finance Corp., 2.99%, 10/1/25(a)                                 100,000
         51,000   St. Paul Housing & Redev. Authority District Heating Revenue, 2.98%, 12/1/12(a)                       51,000
        140,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 2.97%, 10/1/33(a)                        140,000
         68,000   University of Minnesota, Series A, 3.06%, 7/1/08(a)(c)                                                68,000
                                                                                                               ---------------
                                                                                                                     1,114,000
                                                                                                               ---------------
                  PUERTO RICO--8.3%
         68,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(a)                                            68,000
         48,000   Puerto Rico Highway & Transportation Authority, Series A, 2.90%, 7/1/28(a)                            48,000
                                                                                                               ---------------
                                                                                                                       116,000
                                                                                                               ---------------

                  TOTAL INVESTMENTS (COST* $1,230,000)                                                87.6%          1,230,000
                  OTHER ASSETS, LESS LIABILITIES                                                      12.4             174,639
                                                                                                   -------     ---------------

                  NET ASSETS                                                                         100.0%    $     1,404,639
                                                                                                   =======     ===============

   RESERVE MUNICIPAL MONEY MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                  ASSETS
                  Investments in securities, at value (Cost $1,230,000)                                        $     1,230,000
                  Cash                                                                                                 171,699
                  Interest receivable                                                                                    3,134
                                                                                                               ---------------

                  Total Assets                                                                                       1,404,833
                                                                                                               ---------------

                  LIABILITIES
                  Comprehensive management fees payable                                                                    155
                  Distribution (12b-1) fees payable                                                                         39
                                                                                                               ---------------

                  Total Liabilities                                                                                        194
                                                                                                               ---------------

                  NET ASSETS                                                                                   $     1,404,639
                                                                                                               ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 1,404,639
                  SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                  $          1.00
                                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

 CDA -- Community Development Authority
 CFD -- Community Facility District
 COP -- Certificate of Participation
 DAR -- Development Authority Revenue Bonds
 DFA -- Development Finance Agency
 ECC -- Evangelical Congregation Church
 EDA -- Economic Development Authority Revenue Bonds
 EDC -- Economic Development Corporation
 EFA -- Education Facilities Authority
 ERN -- Economic Recovery Notes
 GOB -- General Obligation Bonds
 HCF -- Health Care Facilities Revenue Bonds
 HDA -- Hospital Development Authority
 HDC -- Housing Development Corporation Bonds
 HDR -- Hospital District Revenue Bond
HEFA -- Health & Education Facilities Authority
 HFA -- Housing Finance Authority Revenue Bonds
 HFC -- Housing Finance Corporation
 HRB -- Hospital Revenue Bonds
 IDA -- Industrial Development Authority Revenue Bonds
 IDR -- Industrial Development Agency Revenue Bonds
 IFA -- Industrial Finance Authority
LGAC -- Local Government Assistance Corp.
 MFH -- Multifamily Housing Revenue Bonds
MFHR -- Multifamily Facilities Housing Revenue Bonds
 MHR -- Multifamily Housing Revenue Bonds
MWFA -- Municipal Water Finance Authortiy
 PCR -- Pollution Control Revenue Bonds
 PFA -- Public Finance Authority
TRAN -- Tax Revenue Anticipation Notes
 USD -- United School District
 WDA -- Water Development Authority
 WRA -- Water Resource Authority
 WSR -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on May 31, 2005, and are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b) Securities are collateralized by bank letters of credit or other credit agreements.

(c)  Obligations of Educational Facilities.

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

^    Amount is less than 0.05%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2005

                                                      RESERVE NEW YORK
                                                      TAX-EXEMPT TRUST                   RESERVE TAX-EXEMPT TRUST
                                                      ----------------   ----------------------------------------------------------
                                                          NEW YORK        CALIFORNIA     CONNECTICUT      FLORIDA     MASSACHUSETTS
                                                            FUND             FUND           FUND           FUND           FUND
                                                        ------------     ------------   ------------   ------------   -------------
INTEREST INCOME (Note 1)                                $  2,902,553     $  1,749,617   $    350,955   $    770,435   $     304,760
                                                        ------------     ------------   ------------   ------------   -------------

EXPENSES (Note 2)
  Comprehensive management fees                            1,402,546          827,926        167,520        355,130         144,635
  Distribution (12b-1) fees                                  350,636          206,982         41,880         88,782          36,159
  Interest expense                                             1,448            1,554            647            437             713
  Trustee fees                                                 2,407            1,343            284            581             240
                                                        ------------     ------------   ------------   ------------   -------------
     Total expenses before waiver                          1,757,037        1,037,805        210,331        444,930         181,747
     Less: expenses waived (Note 2)                          (10,280)          (6,457)        (1,022)        (1,408)           (881)
                                                        ------------     ------------   ------------   ------------   -------------
     Net Expenses                                          1,746,757        1,031,348        209,309        443,522         180,866
                                                        ------------     ------------   ------------   ------------   -------------
NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                 $  1,155,796     $    718,269   $    141,646   $    326,913   $     123,894
                                                        ============     ============   ============   ============   =============

                                                                                  RESERVE TAX-EXEMPT TRUST
                                                        ---------------------------------------------------------------------------
                                                          MICHIGAN        NEW JERSEY        OHIO       PENNSYLVANIA     VIRGINIA
                                                            FUND             FUND           FUND           FUND           FUND
                                                        ------------     ------------   ------------   ------------   -------------
INTEREST INCOME (Note 1)                                $    191,119     $    845,689   $    254,024   $    742,300   $     196,737
                                                        ------------     ------------   ------------   ------------   -------------

EXPENSES (Note 2)
  Comprehensive management fees                               86,242          409,126        113,527        348,640          92,769
  Distribution (12b-1) fees                                   21,560          102,281         28,381         87,160          23,192
  Interest expense                                               455              266            102            241              19
  Trustee fees                                                   153              777            160            617             158
                                                        ------------     ------------   ------------   ------------   -------------
     Total expenses before waiver                            108,410          512,450        142,170        436,658         116,138
     Less: expenses waived (Note 2)                             (206)          (3,951)           (77)          (453)           (476)
                                                        ------------     ------------   ------------   ------------   -------------
     Net Expenses                                            108,204          508,499        142,093        436,205         115,662
                                                        ------------     ------------   ------------   ------------   -------------
NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                 $     82,915     $    337,190   $    111,931   $    306,095   $      81,075
                                                        ============     ============   ============   ============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RESERVE MUNICIPAL MONEY-MARKET TRUST
                                                            ------------------------------------
                                                              LOUISIANA             MINNESOTA
                                                              MUNICIPAL             MUNICIPAL
                                                            MONEY-MARKET          MONEY-MARKET
                                                                FUND                  FUND
                                                            -------------         -------------
INTEREST INCOME (Note 1)                                    $       4,436         $      17,181
                                                            -------------         -------------

EXPENSES (Note 2)
  Comprehensive management fees                                     2,044                 7,752
  Distribution (12b-1) fees                                           511                 1,938
  Interest Expense                                                      5                    19
  Trustee fees                                                         12                    25
                                                            -------------         -------------
    Total expenses                                                  2,572                 9,734
    Less: expenses waived (Note 2)                                    (24)                  (76)
                                                            -------------         -------------
    Net Expenses                                                    2,548                 9,658
                                                            -------------         -------------

NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                     $       1,888         $       7,523
                                                            =============         =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTEREST INCOME (Note 1)                                                           $      15,948,222
                                                                                   -----------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                                                                2,217,976
    Class Treasurer's Trust                                                                  172,758
    Class 75                                                                                      --^^
    Class 70                                                                                   9,970
    Class 45                                                                                      50
    Class 25                                                                                  54,894
    Class 15                                                                                     153
    Class 12                                                                                       3
    Class 8                                                                                  436,794

  DISTRIBUTION (12b-1) FEES:
    Class R                                                                                  554,494
    Class 75                                                                                      --^^
    Class 70                                                                                   3,988
  Interest expense                                                                            21,216
  Trustee fees                                                                                10,881
                                                                                   -----------------
    Total expenses before waiver                                                           3,483,177
    Less: expenses waived (Note 2)                                                           (12,553)
                                                                                   -----------------
    Net Expenses                                                                           3,470,624
                                                                                   -----------------
NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                                            $      12,477,598
                                                                                   =================

----------
^^  Amount is less than $0.50.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED         YEAR ENDED
                                                                  MAY 31, 2005       MAY 31, 2004
                                                               -----------------   -----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                                        $      12,477,598   $         927,612
                                                               -----------------   -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME (Note 1):
  Class R                                                             (1,904,802)           (265,314)
  Class Treasurer's Trust                                               (357,612)            (96,414)
  Class 75                                                                    (2)                 --
  Class 70                                                               (21,974)                 --
  Class 45                                                                  (158)                (45)
  Class 25                                                              (387,135)           (127,864)
  Class 15                                                                (1,570)               (857)
  Class 12                                                                   (71)                 --
  Class 8                                                             (9,804,274)           (437,118)
                                                               -----------------   -----------------
  Total dividends to shareholders                                    (12,477,598)           (927,612)
                                                               -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                                     7,530,222,443       1,725,177,076
  Dividends reinvested                                                12,477,598             927,612
  Cost of shares redeemed                                         (6,518,644,846)     (1,665,413,585)
                                                               -----------------   -----------------
                                                                   1,024,055,195          60,691,103
                                                               -----------------   -----------------
  Net increase in net assets                                       1,024,055,195          60,691,103

NET ASSETS:
  Beginning of year                                                  388,266,556         327,575,453
                                                               -----------------   -----------------
  End of year                                                  $   1,412,321,751   $     388,266,556
                                                               =================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                          RESERVE NEW YORK
                                          TAX-EXEMPT TRUST                               RESERVE TAX-EXEMPT TRUST
                                   -----------------------------   -------------------------------------------------------------
                                           NEW YORK FUND                  CALIFORNIA FUND                 CONNECTICUT FUND
                                   -----------------------------   -----------------------------   -----------------------------
                                    YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   MAY 31, 2005    MAY 31, 2004     MAY 31, 2005    MAY 31, 2004    MAY 31, 2005    MAY 31, 2004
                                   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income            $   1,155,796   $     121,640   $     718,269   $      65,151   $     141,646   $      17,239
                                   -------------   -------------   -------------   -------------   -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS
FROM:
  Net investment income (Note 1)      (1,155,796)       (121,640)       (718,269)        (65,151)       (141,646)        (17,239)
                                   -------------   -------------   -------------   -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00
  per share):
  Proceeds from sale of shares       517,833,490     649,496,561     450,880,899     505,853,333      64,118,583      79,082,035
  Dividends reinvested                 1,155,796         121,640         718,269          65,151         141,646          17,239
  Cost of shares redeemed           (527,148,018)   (705,449,514)   (447,611,652)   (513,696,593)    (62,338,249)    (94,017,695)
                                   -------------   -------------   -------------   -------------   -------------   -------------
                                      (8,158,732)    (55,831,313)      3,987,516      (7,778,109)      1,921,980     (14,918,421)
                                   -------------   -------------   -------------   -------------   -------------   -------------
  Net increase (decrease) in
  net assets                          (8,158,732)    (55,831,313)      3,987,516      (7,778,109)      1,921,980     (14,918,421)

NET ASSETS:
  Beginning of year                  172,581,702     228,413,015     101,214,657     108,992,766      21,464,789      36,383,210
                                   -------------   -------------   -------------   -------------   -------------   -------------
  End of year                      $ 164,422,970   $ 172,581,702   $ 105,202,173   $ 101,214,657   $  23,386,769   $  21,464,789
                                   =============   =============   =============   =============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      RESERVE TAX-EXEMPT TRUST
                                   ---------------------------------------------------------------------------------------------
                                            FLORIDA FUND                  MASSACHUSETTS FUND               MICHIGAN FUND
                                   -----------------------------   -----------------------------   -----------------------------
                                    YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     MAY 31,          MAY 31,         MAY 31,         MAY 31,         MAY 31,         MAY 31,
                                       2005             2004            2005            2004            2005            2004
                                   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income            $     326,913   $      26,892   $     123,894   $      10,897   $      82,915   $       4,956
                                   -------------   -------------   -------------   -------------   -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS
FROM:
  Net investment income (Note 1)        (326,913)        (26,892)       (123,894)        (10,897)        (82,915)         (4,956)
                                   -------------   -------------   -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00
  per share):
  Proceeds from sale of shares       212,489,726     187,577,015      70,696,703      79,829,239      40,145,244      36,464,490
  Dividends reinvested                   326,913          26,892         123,894          10,897          82,915           4,956
  Cost of shares redeemed           (209,176,509)   (194,025,813)    (66,487,254)    (82,799,552)    (35,670,278)    (32,253,120)
                                   -------------   -------------   -------------   -------------   -------------   -------------
                                       3,640,130      (6,421,906)      4,333,343      (2,959,416)      4,557,881       4,216,326
                                   -------------   -------------   -------------   -------------   -------------   -------------
  Net increase (decrease) in
  net assets                           3,640,130      (6,421,906)      4,333,343      (2,959,416)      4,557,881       4,216,326

NET ASSETS:
  Beginning of year                   39,453,389      45,875,295      17,819,238      20,778,654      12,074,369       7,858,043
                                   -------------   -------------   -------------   -------------   -------------   -------------
  End of year                      $  43,093,519   $  39,453,389   $  22,152,581   $  17,819,238   $  16,632,250   $  12,074,369
                                   =============   =============   =============   =============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       RESERVE TAX-EXEMPT TRUST
                                   ---------------------------------------------------------------------------------------------
                                           NEW JERSEY FUND                    OHIO FUND                  PENNSYLVANIA FUND
                                   -----------------------------   -----------------------------   -----------------------------
                                    YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      MAY 31,         MAY 31,          MAY 31,         MAY 31,         MAY 31,         MAY 31,
                                       2005            2004             2005            2004            2005            2004
                                   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income            $     337,190   $      31,405   $     111,931   $       7,585   $     306,095   $      30,826
                                   -------------   -------------   -------------   -------------   -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS
FROM:
  Net investment income (Note 1)        (337,190)        (31,405)       (111,931)         (7,585)       (306,095)        (30,826)
                                   -------------   -------------   -------------   -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00
  per share):
  Proceeds from sale of shares       282,434,698     194,005,843      80,335,415      64,441,135     163,192,232     151,857,837
  Dividends reinvested                   337,190          31,405         111,931           7,585         306,095          30,826
  Cost of shares redeemed           (288,028,722)   (199,812,677)    (72,335,170)    (63,946,823)   (164,865,058)   (146,420,902)
                                   -------------   -------------   -------------   -------------   -------------   -------------
                                      (5,256,834)     (5,775,429)      8,112,176         501,897      (1,366,731)      5,467,761
                                   -------------   -------------   -------------   -------------   -------------   -------------
  Net increase (decrease) in
  net assets                          (5,256,834)     (5,775,429)      8,112,176         501,897      (1,366,731)      5,467,761

NET ASSETS:
  Beginning of year                   50,245,918      56,021,347      10,911,810      10,409,913      46,060,096      40,592,335
                                   -------------   -------------   -------------   -------------   -------------   -------------
  End of year                      $  44,989,084   $  50,245,918   $  19,023,986   $  10,911,810   $  44,693,365   $  46,060,096
                                   =============   =============   =============   =============   =============   =============

                                     RESERVE TAX-EXEMPT TRUST
                                   -----------------------------
                                           VIRGINIA FUND
                                   -----------------------------
                                     YEAR ENDED     YEAR ENDED
                                       MAY 31,        MAY 31,
                                        2005           2004
                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income            $      81,075   $       7,292
                                   -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS
FROM:
  Net investment income (Note 1)         (81,075)         (7,292)
                                   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00
  per share):
  Proceeds from sale of shares        72,769,957      73,535,462
  Dividends reinvested                    81,075           7,292
  Cost of shares redeemed            (70,194,502)    (73,753,730)
                                   -------------   -------------
                                       2,656,530        (210,976)
                                   -------------   -------------
  Net increase (decrease) in
  net assets                           2,656,530        (210,976)

NET ASSETS:
  Beginning of year                   11,049,068      11,260,044
                                   -------------   -------------
  End of year                      $  13,705,598   $  11,049,068
                                   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                RESERVE MUNICIPAL MONEY-MARKET TRUST
                                                   -------------------------------------------------------------
                                                         LOUISIANA MUNICIPAL            MINNESOTA MUNICIPAL
                                                          MONEY-MARKET FUND              MONEY-MARKET FUND
                                                   -----------------------------   -----------------------------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                    MAY 31, 2005    MAY 31, 2004    MAY 31, 2005   MAY 31, 2004
                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                            $       1,888   $         106   $       7,523   $         227
                                                   -------------   -------------   -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                          (1,888)           (106)         (7,523)           (227)
                                                   -------------   -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                         1,146,967         538,385       5,904,669       1,910,895
  Dividends reinvested                                     1,888             106           7,523             227
  Cost of shares redeemed                             (1,041,556)       (463,107)     (5,153,400)     (1,450,296)
                                                   -------------   -------------   -------------   -------------
                                                         107,299          75,384         758,792         460,826
                                                   -------------   -------------   -------------   -------------
  Net increase in net assets                             107,299          75,384         758,792         460,826

NET ASSETS:
  Beginning of year                                      185,886         110,502         645,847         185,021
                                                   -------------   -------------   -------------   -------------
  End of year                                      $     293,185   $     185,886   $   1,404,639   $     645,847
                                                   =============   =============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust (collectively, the "Trusts") are registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with generally accepted accounting principles.

      A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2005, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized (Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, Virginia Tax-Exempt Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) and two (2) separate series of Reserve Municipal Money-Market Trust (Louisiana Money-Market Fund and Minnesota Money-Market Fund) authorized and outstanding (each a "Fund", and, collectively, the "Funds"). The Funds each offer a single class of shares, except for the Interstate Tax-Exempt Fund, which currently offers twelve classes of shares as follows: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Treasurer's Trust, Class 70, Class 75, Class 95 and Class R. These financial statements and notes apply to all above mentioned series of all Trusts, except for the Interstate II Tax-Exempt Fund.

      B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of
      (1) above or (2) the period remaining until the instrument's next rate adjustment.

      C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. The Interstate Tax-Exempt Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class.

      E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

      F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

      G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. The Funds, with the exception of Interstate Tax-Exempt Fund, pay RMCI a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The Interstate Tax-Exempt Fund pays RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule: Class 8, 0.08%; Class 12, 0.12%; Class 15, 0.15%; Class 20,
      0.20%; Class 25, 0.25%; Class 35, 0.35%; Class 45, 0.45%; Treasurer's
      Trust, 0.60%; Class 70, 0.50%; Class 75, 0.55%; Class 95, 0.75%; Class R,
      0.80%. The comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan, as defined below, and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. The Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the year ended May 31, 2005, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

         FUND                                                           AMOUNT
         ----                                                           ------
         New York Tax-Exempt Fund                                      $ 10,280
         Interstate Tax-Exempt Fund--Class R                             12,553
         California Tax-Exempt Fund                                       6,457
         Connecticut Tax-Exempt Fund                                      1,022
         Florida Tax-Exempt Fund                                          1,408
         Massachusetts Tax-Exempt Fund                                      881
         Michigan Tax-Exempt Fund                                           206
         New Jersey Tax-Exempt Fund                                       3,951
         Ohio Tax-Exempt Fund                                                77
         Pennsylvania Tax-Exempt Fund                                       453
         Virginia Tax-Exempt Fund                                           476
         Louisiana Municipal Money-Market Fund                               24
         Minnesota Municipal Money-Market Fund                               76

      Certain Officers and Trustees of the Trusts are also Officers of RMCI.

      As of May 31, 2005, RMCI owned 38% of the Louisiana and 8% of the Minnesota Municipal-Money Market Funds.

      DISTRIBUTION ASSISTANCE:

      The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of shares and of Interstate Tax-Exempt Fund Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses may not exceed 0.20% per year of the Classes' average daily net assets. The Distribution Plan requires RMCI to pay at least an equal amount from its own resources.

(3)   CONCENTRATION OF CREDIT RISK:

      Total assets of each Fund in the Trusts include a concentration of cash that is held in accounts with the Funds' Custodian.

(4)   INVESTMENT CONCENTRATION:

      The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at May 31, 2005:

      NEW YORK TAX-EXEMPT FUND     94.5%

      LETTER OF CREDIT
      Allied Irish Bank, PLC                             3.8%
      Bank of America NA                                 4.0%
      Bank of New York                                   4.8%
      Bank of Nova Scotia                                4.6%
      Bayerische Landesbank Girozentrale                 2.4%
      BNP Paribas                                        4.6%
      Citibank, NA                                       3.6%
      Depfa Bank, PLC                                    5.4%
      Dexia Bank                                         3.7%
      FNMA                                               4.6%
      JPMorganChase Bank                                 4.4%
      Keybank NA                                         4.6%
      Landesbank Baden-Wurttemberg                       1.6%
      Landesbank Hessen-Thueringen Girozentrale          4.5%
      Lloyds                                             3.0%
      Rabobank                                           6.3%
      Republic N.B. New York                             4.9%
      Societe Generale                                   2.4%
      State Street Bank & Trust Co.                      2.4%
      Wachovia Bank NA                                   2.9%
      Wells Fargo Bank NA                                4.9%

    * BOND INSURANCE
      AMBAC                                              2.7%
      FGIC                                               4.8%
      MBIA                                               3.6%

      INTERSTATE TAX-EXEMPT FUND   90.5%

      LETTER OF CREDIT
      ABN-AMRO Bank NV                                   0.7%
      Allied Irish Bank, PLC                             1.7%
      BancOhio N.B.                                      0.1%
      Bank of America NA                                 3.9%
      Bank of Montreal                                   0.1%
      Bank of New York                                   3.3%
      Bank of Nova Scotia                                2.5%
      Barclays Bank PLC                                  1.1%
      Bayerische Landesbank Girozentrale                 4.6%
      BNP Paribas                                        2.8%
      Branch Banking & Trust Co.                          --^
      Citibank, NA                                       3.0%
      Comerica Bank                                      2.7%
      Credit Suisse First Boston                         0.4%
      DEPFA Bank, PLC                                    1.6%
      Dexia Bank                                         2.3%
      FHLB                                               0.4%
      Fifth Third Bank                                   0.4%
      Florida Power & Light                              2.4%
      FNMA                                               1.8%
      Harris Trust & Savings Bank                        1.2%
      HBOS PLC                                           0.5%
      JPMorganChase Bank                                 4.6%
      Keybank NA                                         0.9%
      Kredietbank NV                                     0.5%
      La Salle Bank, NA                                  2.5%
      Landesbank Baden-Wurttemberg                       0.4%
      Landesbank Hessen-Thuerinigen Girozentrale         2.3%
      Lloyds TSB Bank PLC                                1.0%
      Massachusetts Institute of Technology              2.4%
      M&T Bank                                           0.4%
      Natexis Banques Populaires                         0.1%
      Northern Trust Co.                                 0.4%
      PNC Bank, NA                                       1.2%
      Rabobank Nederland                                 1.9%
      Regions Bank                                       0.1%
      Republic N.B. New York                             0.1%
      Societe Generale                                   0.9%
      Standard Federal Bank, NA                          0.1%
      State Street Bank & Trust Co.                      4.2%
      Suntrust Bank of Nashville NA                      3.1%
      Suntrust Bank of Atlanta                           0.3%
      Toronto-Dominion Bank                              0.8%
      US Bank NA                                         1.8%
      Wachovia Bank NA                                   3.0%
      Wells Fargo Bank NA                                0.5%
      Westdeutsche Landesbank AG                         1.2%

    * BOND INSURANCE
      AMBAC                                              3.3%
      FGIC                                               5.2%
      FRMC                                               0.9%
      FSA                                                5.2%
      MBIA                                               3.7%

      CALIFORNIA TAX-EXEMPT FUND   93.1%

      LETTER OF CREDIT
      Allied Irish Bank, PLC                             3.2%
      Bank of America NA                                 3.8%
      Bank of New York                                   4.9%
      Bank of Nova Scotia                                3.8%
      Bayerische Landesbank Girozentrale                 3.5%
      BNP Paribas                                        1.4%
      Citibank, NA                                       4.4%
      Comerica Bank                                      3.2%
      FNMA                                               4.4%
      JPMorganChase Bank                                 5.9%
      Kredietbank NV, Brussels                           4.6%
      La Salle Bank, NA                                  4.5%
      Landesbank Baden-Wurttemberg                       3.0%
      Landesbank Hessen-Thuerinigen Girozentrale         3.9%
      Northern Trust Co.                                 4.1%
      Republic N.B. New York                             2.3%
      Societe Generale                                   2.8%
      State Street Bank & Trust Co.                      3.6%
      Union Bank of Switzerland                          0.7%
      US Bank NA                                         3.6%
      Wachovia Bank NA                                   2.1%
      Wells Fargo Bank NA                                3.5%

    * BOND INSURANCE
      AMBAC                                              4.8%
      FRMC                                               4.4%
      MBIA                                               6.7%

      CONNECTICUT TAX-EXEMPT FUND    79.8%

      LETTER OF CREDIT
      Allied Irish Bank, PLC                             4.1%
      Bank of America                                    4.3%
      Bank of Montreal                                   7.7%
      Bayerische Landesbank Girozentrale                 7.4%
      JPMorganChase Bank                                 8.1%
      KBC Bank NV                                        4.3%
      La Salle Bank, NA                                  4.3%
      Landesbank Hessen-Thueringen Girozentrale          9.8%
      Northern Trust Co.                                 4.3%
      Wachovia Bank NA                                   4.3%

    * BOND INSURANCE
      AMBAC                                              4.0%
      FGIC                                               8.6%
      FSA                                                4.3%
      MBIA                                               4.3%

      FLORIDA TAX-EXEMPT FUND  100.2%

      LETTER OF CREDIT
      Bank of America NA                                 4.4%
      BNP Paribas                                        3.7%
      Citibank, NA                                       4.6%
      Credit Suisse First Boston                         4.2%
      FHLB                                               3.7%
      Fifth Third Bank                                   3.0%
      Florida Power & Light                              6.5%
      FNMA                                               4.2%
      HBOS PLC                                           2.1%
      JPMorganChase Bank                                 2.9%
      Keybank NA                                         3.5%
      La Salle Bank NA                                   4.6%
      Northern Trust Co.                                 3.9%
      Republic National Bank                             4.2%
      Societe Generale                                   3.8%
      State Street Bank & Trust Co.                      5.1%
      Suntrust Bank                                      4.6%
      Wachovia Bank NA                                   7.7%

    * BOND INSURANCE
      AMBAC                                              8.4%
      FGIC                                               5.1%
      FRMC                                               4.9%
      FSA                                                5.1%

      MASSACHUSETTS TAX-EXEMPT FUND 72.0%

      LETTER OF CREDIT
      Allied Irish Bank, PLC                             3.6%
      Bank of America                                    8.6%
      Comercia Bank, Detroit                             3.6%
      Depfa Bank, PLC                                    3.8%
      FNMA                                               3.2%
      La Salle Bank, NA                                  4.5%
      Landesbank Baden-Wurttemberg                       5.4%
      Landesbank Hessen-Thueringen Girozentrale          8.6%
      Lloyds TSB Bank PLC                                3.2%
      State Street Bank & Trust Co.                      3.6%
      Wachovia Bank NA                                   2.7%
      Westdeutsche Landesbank AG                         8.6%

    * BOND INSURANCE
      AMBAC                                              2.7%
      FGIC                                               3.6%
      FSA                                                3.1%
      MBIA                                               3.2%

      MICHIGAN TAX-EXEMPT FUND     92.5%

      LETTER OF CREDIT
      Bank of America, NA                                4.5%
      Comerica Bank                                      8.2%
      Depfa Bank PLC                                     9.2%
      FHLB                                               4.8%
      Fifth Third Bank                                   4.8%
      FNMA                                               4.8%
      JPMorganChase Bank                                 7.2%
      Keybank NA                                         0.8%
      Kredietbank NV                                     4.8%
      La Salle Bank, NA                                  8.4%
      Landesbank Hessen-Thuerinigen Girozentrale         4.8%
      National City Bank                                 3.6%
      Standard Federal Bank, NA                          4.8%

    * BOND INSURANCE
      AMBAC                                              4.8%
      FGIC                                               4.8%
      FSA                                                9.0%
      MBIA                                               3.2%

      NEW JERSEY TAX-EXEMPT FUND   88.8%

      LETTER OF CREDIT
      Allied Irish Bank, PLC                             4.4%
      Bank of America                                    2.0%
      Bank of New York                                   4.4%
      Bank of Nova Scotia                                4.3%
      Barclay Bank PLC                                   4.4%
      Bayerische Landesbank Girozentrale                 8.0%
      Citibank, NA                                       8.2%
      FNMA                                               4.4%
      JPMorganChase Bank                                 4.4%
      KBC Bank NV                                        4.4%
      Lloyds TSB Bank PLC                                4.4%
      PNC Bank, NA                                       4.4%
      Suntrust Bank                                      4.4%
      Wachovia Bank NA                                   8.9%

    * BOND INSURANCE
      FGIC                                               4.4%
      FSA                                                4.4%
      MBIA                                               9.0%

      OHIO TAX-EXEMPT FUND     95.0%

      LETTER OF CREDIT
      ABN-AMRO Bank NV                                   7.4%
      Allied Irish Bank, PLC                             3.7%
      Bank of America, NA                                3.9%
      Barclays Bank PLC                                  3.7%
      Bayerische Landesbank Girozentrale                 8.9%
      BNP Paribas                                        3.7%
      Citibank, NA                                       4.7%
      Fifth Third Bank                                   3.9%
      HBOS PLC                                           7.9%
      JPMorganChase Bank                                 9.5%
      Keybank NA                                         3.2%
      La Salle Bank, NA                                  3.7%
      National City Bank                                 2.6%
      Republic National Bank                             2.6%
      State Street Bank & Trust Co.                      4.2%
      US Bank NA                                         4.2%
      Wachovia Bank NA                                   8.9%
      Wells Fargo Bank NA                                2.0%
      Westdeutsche Landesbank AG                         2.1%

    * BOND INSURANCE
      MBIA                                               4.2%

      PENNSYLVANIA TAX-EXEMPT FUND   93.8%

      LETTER OF CREDIT
      ABN-AMRO Bank NV                                   9.0%
      Allied Irish Bank, PLC                             8.5%
      Bank of America NA                                 6.8%
      BNP Paribas                                        4.5%
      Comerica Bank                                      4.0%
      Depfa Bank, PLC                                    4.5%
      Dexia Bank                                         8.8%
      FNMA                                               4.5%
      JPMorganChase Bank                                 4.5%
      Landesbank Hessen-Thuerinigen Girozentrale         7.4%
      Northern Trust Co.                                 4.5%
      PNC Bank, NA                                       9.1%
      Rabobank Nederland                                 4.5%
      Toronto-Dominion Bank                              4.5%
      Wachovia Bank NA                                   4.2%

    * BOND INSURANCE
      AMBAC                                              4.5%

      VIRGINIA TAX-EXEMPT FUND       73.8%

      LETTER OF CREDIT
      Bank of America NA                                 9.5%
      BNP Paribas                                        4.4%
      BB&T NA                                            4.4%
      Credit Suisse First Boston                         4.4%
      FNMA                                               8.0%
      KBC Bank NV                                        8.0%
      Suntrust Bank                                      4.4%
      US Bank NA                                         8.0%
      Wachovia Bank NA                                  13.9%

    * BOND INSURANCE
      AMBAC                                              4.4%
      FRMC                                               4.4%

      LOUISIANA MUNICIPAL MONEY-MARKET FUND   84.0%

      LETTER OF CREDIT
      Bank of America NA                                 4.8%
      Bank of New York                                   8.5%
      Bayerische Landesbank Girozentrale                11.9%
      BNP Paribas                                        8.5%
      FNMA                                               8.5%
      JPMorganChase Bank                                 8.2%
      Natexis Banques Populaires                         4.8%
      Regions Bank                                       4.8%
      Suntrust Bank                                      4.8%
      Wachovia Bank                                      4.8%

    * BOND INSURANCE
      AMBAC                                              4.8%
      FGIC                                               4.8%
      MBIA                                               4.8%

      MINNESOTA MUNICIPAL MONEY-MARKET FUND  82.5%

      LETTER OF CREDIT
      ABN-AMRO Bank NV                                   4.8%
      Allied Irish Bank, PLC                             7.1%
      Dexia Bank                                         3.6%
      FNMA                                               4.8%
      Harris Trust & Savings Bank                        7.5%
      La Salle Bank, NA                                  4.8%
      Landesbank Hessen-Thuerinigen Girozentrale         7.7%
      Lloyds TSB Bank PLC                                4.6%
      US Bank NA                                         7.1%
      Wells Fargo Bank NA                                4.8%
      Westdeutsche Landesbank AG                         7.5%

    * BOND INSURANCE
      AMBAC                                              3.4%
      FRMC                                              10.0%
      MBIA                                               4.8%

    * Some securities may be backed by both a line of credit and bond insurance. ^ Amount is less than 0.05%.

(5)   COMPOSITION OF NET ASSETS

      At May 31, 2005, the composition of each Fund's net assets was as follows:

                                       NEW YORK        INTERSTATE      CALIFORNIA       CONNECTICUT        FLORIDA
                                         FUND             FUND            FUND             FUND             FUND
                                    --------------   --------------   -------------   --------------   --------------
      Par Value                     $      164,423   $    1,412,322   $     105,202   $       23,387   $       43,094

      Additional-Paid-in-Capital       164,258,547    1,410,909,429     105,096,971       23,363,382       43,050,425
                                    --------------   --------------   -------------   --------------   --------------
      Net Assets                    $  164,422,970   $1,412,321,751   $ 105,202,173   $   23,386,769   $   43,093,519
                                    ==============   ==============   =============   ==============   ==============

                                     MASSACHUSETTS      MICHIGAN       NEW JERSEY          OHIO         PENNSYLVANIA
                                         FUND             FUND            FUND             FUND             FUND
                                    --------------   --------------   -------------   --------------   --------------
      Par Value                     $       22,153   $       16,632   $      44,989   $       19,024   $       44,693
      Additional-Paid-in-Capital        22,130,428       16,615,618      44,944,095       19,004,962       44,648,672
                                    --------------   --------------   -------------   --------------   --------------
      Net Assets                    $   22,152,581   $   16,632,250   $  44,989,084   $   19,023,986   $   44,693,365
                                    ==============   ==============   =============   ==============   ==============

                                                                        VIRGINIA         LOUISIANA        MINNESOTA
                                                                          FUND             FUND             FUND
                                                                      -------------   --------------   --------------
      Par Value                                                       $      13,706   $           29   $          140
      Additional-Paid-in-Capital                                         13,691,892          293,156        1,404,499
                                                                      -------------   --------------   --------------
      Net Assets                                                      $  13,705,598   $      293,185   $    1,404,639
                                                                      =============   ==============   ==============

      The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2005. There was no undistributed net investment income for any of the Funds at May 31, 2005. All dividends paid during the year ended May 31, 2005 were federally tax-exempt dividends.

      The income dividends were classified as tax-exempt income for federal income tax purposes for the years shown below:

                                                               2005          2004
                                                           ------------  -----------
      Interstate Tax-Exempt Fund                           $ 12,477,598  $   927,612
      California Tax-Exempt Fund                                718,269       65,151
      Connecticut Tax-Exempt Fund                               141,646       17,239
      Florida Tax-Exempt Fund                                   326,913       26,892
      Massachusetts Tax-Exempt Fund                             123,894       10,897
      Michigan Tax-Exempt Fund                                   82,915        4,956
      New Jersey Tax-Exempt Fund                                337,190       31,405
      Ohio Tax-Exempt Fund                                      111,931        7,585
      Pennsylvania Tax-Exempt Fund                              306,095       30,826
      Virginia Tax-Exempt Fund                                   81,075        7,292
      New York Tax-Exempt Fund                                1,155,796      121,640
      Louisiana Municipal Money-Market Fund                       1,888          106
      Minnesota Municipal Money-Market Fund                       7,523          227

(6)   CAPITAL SHARE TRANSACTIONS:

      For the years ended May 31, 2005 and May 31, 2004, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                                 YEAR ENDED MAY 31, 2005
                      ------------------------------------------------------------------------------------------------------------
                                                          OCTOBER 1, 2004*   OCTOBER 1, 2004*
                                          TREASURER'S     TO MAY 31, 2005    TO MAY 31, 2005
                          CLASS R            TRUST            CLASS 75           CLASS 70           CLASS 45           CLASS 25
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
      Sold              1,218,219,096       257,552,413              1,510         75,609,267             65,703       106,352,469
      Reinvested            1,904,802           357,612                  2             21,974                158           387,135
      Redeemed         (1,242,244,626)     (231,731,228)            (1,411)       (74,686,333)            (6,055)      (44,943,518)
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
      Net Increase
       (Decrease)         (22,120,728)       26,178,797                101            944,908             59,806        61,796,086
                      ===============   ===============   ================   ================   ================   ===============

                                                                                               FEBRUARY 1, 2005*
                                                                                                TO MAY 31, 2005
                                                                                 CLASS 15           CLASS 12           CLASS 8
                                                                             ----------------   ----------------   ---------------
      Sold                                                                                 24              9,999     5,872,411,962
      Reinvested                                                                        1,570                 71         9,804,274
      Redeemed                                                                            (15)                --    (4,925,031,660)
                                                                             ----------------   ----------------   ---------------
      Net Increase (Decrease)                                                           1,579             10,070       957,184,576
                                                                             ================   ================   ===============

                                                                 YEAR ENDED MAY 31, 2004
                      ------------------------------------------------------------------------------------------------------------
                                                          AUGUST 7, 2003*
                                          TREASURER'S     TO MAY 31, 2004
                          CLASS R            TRUST           CLASS 45            CLASS 25           CLASS 15           CLASS 8
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
      Sold                956,117,978       204,132,027             10,000         42,163,525                  2       522,753,544
      Reinvested              265,314            96,414                 45            127,864                857           437,118
      Redeemed           (953,227,161)     (210,879,759)                --        (44,215,837)                --      (457,090,828)
                      ---------------   ---------------   ----------------   ----------------   ----------------   ---------------
      Net Increase
       (Decrease)           3,156,131        (6,651,318)            10,045         (1,924,448)               859        66,099,834
                      ===============   ===============   ================   ================   ================   ===============

----------
*    Commencement of Class operations.

(7)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                                    CLASS R
                                                             ---------------------------------------------------------
                                                                              YEARS ENDED MAY 31,
                                                             ---------------------------------------------------------
                                                               2005        2004        2003        2002        2001
                                                             ---------   ---------   ---------   ---------   ---------
      INTERSTATE TAX-EXEMPT FUND
      Net asset value at beginning of year                   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                             ---------   ---------   ---------   ---------   ---------
      Net investment income                                     0.0070      0.0010      0.0034      0.0108      0.0289
      Dividends from net investment income                     (0.0070)    (0.0010)    (0.0034)    (0.0108)    (0.0289)
                                                             ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                         $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                             =========   =========   =========   =========   =========
      Total Return                                                0.70%       0.10%       0.34%       1.09%       2.95%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                      $   261.4   $   283.5   $   280.4   $   295.7   $   296.2
      Ratio of expenses to average net assets                     1.00%       1.00%       1.00%       1.01%       1.01%
      Ratio of expenses to average net assets net of
      fee waivers                                                 1.00%       0.90%       0.99%       1.01%       1.01%
      Ratio of net investment income to average net assets        0.69%       0.10%       0.33%       1.08%       2.89%

                                                                                  TREASURER'S TRUST
                                                             ---------------------------------------------------------
                                                                                                             APRIL 17,
                                                                          YEARS ENDED MAY 31,                2001* TO
                                                             ---------------------------------------------    MAY 31,
                                                               2005        2004        2003        2002        2001
                                                             ---------   ---------   ---------   ---------   ---------
      Net asset value at beginning of period                 $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                             ---------   ---------   ---------   ---------   ---------
      Net investment income                                     0.0109      0.0040      0.0074      0.0149      0.0002
      Dividends from net investment income                     (0.0109)    (0.0040)    (0.0074)    (0.0149)    (0.0002)
                                                             ---------   ---------   ---------   ---------   ---------
      Net asset value at end of period                       $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                             =========   =========   =========   =========   =========
      Total Return                                                1.10%       0.40%       0.74%       1.50%       0.02%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)                    $    48.7   $    22.5   $    29.2   $    20.5   $    85.4
      Ratio of expenses to average net assets                     0.60%       0.60%       0.60%       0.61%       0.60%(a)
      Ratio of net investment income to average net assets        1.24%       0.37%       0.71%       1.59%       2.56%(a)

                                                                  CLASS 75         CLASS 70              CLASS 45
                                                                -------------     ----------     ------------------------
                                                                SEPTEMBER 23,     AUGUST 16,        YEAR        AUGUST 7,
                                                                   2004* TO        2004* TO        ENDED        2003* TO
                                                                   MAY 31,          MAY 31,        MAY 31,       MAY 31,
                                                                    2005             2005           2005          2004
                                                                -------------     ----------     -----------   ----------
      Net asset value at beginning of period                    $      1.0000     $   1.0000     $    1.0000   $   1.0000
                                                                -------------     ----------     -----------   ----------
      Net investment income                                            0.0083         0.0092          0.0123       0.0044
      Dividends from net investment income                            (0.0083)       (0.0092)        (0.0123)     (0.0044)
                                                                -------------     ----------     -----------   ----------
      Net asset value at end of period                          $      1.0000     $   1.0000     $    1.0000   $   1.0000
                                                                =============     ==========     ===========   ==========
      Total Return                                                       0.83%          0.93%           1.25%        0.45%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)                       $          --^    $      0.9     $      0.10   $       --^
      Ratio of expenses to average net assets                            0.75%(a)       0.71%(a)        0.46%        0.44%(a)
      Ratio of net investment income to average net assets               1.60%(a)       1.10%(a)        1.37%        0.55%(a)

                                                                                        CLASS 25
                                                                ---------------------------------------------------------
                                                                                                                 MAY 29,
                                                                            YEARS ENDED MAY 31,                 2001* TO
                                                                ---------------------------------------------    MAY 31,
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at beginning of period                    $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0144      0.0075      0.0109      0.0184      0.0002
      Dividends from net investment income                        (0.0144)    (0.0075)    (0.0109)    (0.0184)    (0.0002)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of period                          $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   1.46%       0.75%       1.09%       1.86%       0.02%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)                       $    77.7   $    15.9   $    17.8   $    16.3   $    45.7
      Ratio of expenses to average net assets                        0.25%       0.25%       0.25%       0.26%       0.25%(a)
      Ratio of net investment income to average net assets           1.76%       0.74%       1.07%       1.96%       2.91%(a)

                                                                                                     CLASS 15
                                                                                        ----------------------------------
                                                                                              YEARS ENDED      JANUARY 13,
                                                                                        ---------------------   2003* TO
                                                                                         MAY 31,     MAY 31,     MAY 31,
                                                                                          2005        2004        2003
                                                                                        ---------   ---------   ----------
      Net asset value at beginning of period                                            $  1.0000   $  1.0000   $   1.0000
                                                                                        ---------   ---------   ----------
      Net investment income                                                                0.0154      0.0085       0.0039
      Dividends from net investment income                                                (0.0154)    (0.0085)     (0.0039)
                                                                                        ---------   ---------   ----------
      Net asset value at end of period                                                  $  1.0000   $  1.0000   $   1.0000
                                                                                        =========   =========   ==========
      Total Return                                                                           1.56%       0.86%        0.39%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)                                               $    0.10   $     0.1   $      0.1
      Ratio of expenses to average net assets                                                0.16%       0.15%        0.15%(a)
      Ratio of net investment income to average net assets                                   1.54%       0.85%        1.03%(a)

                                                                   CLASS 12                       CLASS 8
                                                                  -----------     ---------------------------------------
                                                                  FEBRUARY 1,                                 JANUARY 13,
                                                                   2005* TO          YEARS ENDED MAY 31,       2003* TO
                                                                    MAY 31,       ------------------------      MAY 31,
                                                                     2005            2005          2004          2003
                                                                  -----------     ----------    ----------    -----------
      Net asset value at beginning of period                      $    1.0000     $   1.0000    $   1.0000    $    1.0000
                                                                  -----------     ----------    ----------    -----------
      Net investment income                                            0.0069         0.0161        0.0092         0.0042
      Dividends from net investment income                            (0.0069)       (0.0161)      (0.0092)       (0.0042)
                                                                  -----------     ----------    ----------    -----------
      Net asset value at end of period                            $    1.0000     $   1.0000    $   1.0000    $    1.0000
                                                                  ===========     ==========    ==========    ===========
      Total Return                                                       0.70%          1.64%         0.93%          0.42%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)                         $        --^    $  1,023.4    $     66.2    $       0.1
      Ratio of expenses to average net assets                            0.12%(a)       0.08%         0.08%          0.08%(a)
      Ratio of net investment income to average net assets               2.12%(a)       1.80%         0.92%          1.10%(a)

                                                                                  YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      NEW YORK TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0067      0.0006      0.0034      0.0095      0.0281
      Dividends from net investment income                        (0.0067)    (0.0006)    (0.0034)    (0.0095)    (0.0281)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.67%       0.06%       0.34%       0.95%       2.87%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $   164.4   $   172.6   $   228.4   $   234.4   $   281.6
      Ratio of expenses to average net assets                        1.02%       1.02%       1.00%       1.01%       1.01%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.01%       0.89%       0.99%       1.01%       1.01%
      Ratio of net investment income to average net assets           0.66%       0.06%       0.34%       0.94%       2.81%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      CALIFORNIA TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0068      0.0006      0.0033      0.0098      0.0236
      Dividends from net investment income                        (0.0068)    (0.0006)    (0.0033)    (0.0098)    (0.0236)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.69%       0.06%       0.33%       0.98%       2.42%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $   105.2   $   101.2   $   109.0   $   109.3   $   136.2
      Ratio of expenses to average net assets                        1.00%       1.00%       1.00%       1.01%       1.00%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.00%       0.89%       0.99%       1.01%       1.00%
      Ratio of net investment income to average net assets           0.69%       0.06%       0.32%       1.00%       2.36%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      CONNECTICUT TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0068      0.0006      0.0025      0.0092      0.0273
      Dividends from net investment income                        (0.0068)    (0.0006)    (0.0025)    (0.0092)    (0.0273)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.68%       0.06%       0.25%       0.92%       2.75%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $    23.4   $    21.5   $    36.4   $    41.2   $    40.2
      Ratio of expenses to average net assets                        1.00%       1.00%       1.00%       1.01%       1.01%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.00%       0.86%       0.98%       1.01%       1.01%
      Ratio of net investment income to average net assets           0.68%       0.06%       0.25%       0.92%       2.73%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      FLORIDA TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0072      0.0006      0.0036      0.0105      0.0294
      Dividends from net investment income                        (0.0072)    (0.0006)    (0.0036)    (0.0105)    (0.0294)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.73%       0.06%       0.36%       1.05%       2.98%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $    43.1   $    39.5   $    45.9   $    32.1   $    28.9
      Ratio of expenses to average net assets                        1.00%       1.00%       1.00%       1.00%       1.01%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.00%       0.91%       0.99%       1.00%       1.01%
      Ratio of net investment income to average net assets           0.74%       0.06%       0.35%       0.99%       2.94%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      MASSACHUSETTS TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0068      0.0006      0.0030      0.0099      0.0279
      Dividends from net investment income                        (0.0068)    (0.0006)    (0.0030)    (0.0099)    (0.0279)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.68%       0.06%       0.30%       0.99%       2.85%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $    22.2   $    17.8   $    20.8   $    21.0   $    18.8
      Ratio of expenses to average net assets                        1.01%       1.01%       1.00%       1.00%       1.00%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.00%       0.88%       0.98%       1.00%       1.00%
      Ratio of net investment income to average net assets           0.69%       0.06%       0.30%       0.99%       2.79%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      MICHIGAN TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0069      0.0006      0.0029      0.0080      0.0276
      Dividends from net investment income                        (0.0069)    (0.0006)    (0.0029)    (0.0080)    (0.0276)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.70%       0.06%       0.29%       0.81%       2.83%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $    16.6   $    12.1   $     7.9   $     8.5   $     4.8
      Ratio of expenses to average net assets                        1.01%       1.00%       1.00%       1.01%       1.00%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.00%       0.91%       0.98%       1.00%       1.00%
      Ratio of net investment income to average net assets           0.77%       0.06%       0.29%       0.64%       2.76%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      NEW JERSEY TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0068      0.0006      0.0029      0.0101      0.0277
      Dividends from net investment income                        (0.0068)    (0.0006)    (0.0029)    (0.0101)    (0.0277)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.68%       0.06%       0.29%       1.01%       2.83%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $    45.0   $    50.2   $    56.0   $    57.5   $    52.9
      Ratio of expenses to average net assets                        1.00%       1.00%       1.00%       1.01%       1.01%
      Ratio of expenses to average net assets net of fee
      waivers                                                        0.99%       0.87%       0.97%       1.01%       1.01%
      Ratio of net investment income to average net assets           0.66%       0.06%       0.28%       0.94%       2.77%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      OHIO TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0071      0.0006      0.0030      0.0082      0.0281
      Dividends from net investment income                        (0.0071)    (0.0006)    (0.0030)    (0.0082)    (0.0281)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.71%       0.06%       0.30%       0.83%       2.88%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $    19.0   $    10.9   $    10.4   $     5.7   $     8.1
      Ratio of expenses to average net assets                        1.00%       1.01%       1.00%       1.01%       1.00%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.00%       0.92%       0.99%       1.01%       1.00%
      Ratio of net investment income to average net assets           0.79%       0.06%       0.29%       0.81%       2.81%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      PENNSYLVANIA TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0070      0.0007      0.0036      0.0097      0.0287
      Dividends from net investment income                        (0.0070)    (0.0007)    (0.0036)    (0.0097)    (0.0287)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.70%       0.07%       0.36%       0.97%       2.97%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $    44.7   $    46.1   $    40.6   $    51.5   $    34.1
      Ratio of expenses to average net assets                        1.00%       1.00%       1.00%       1.01%       1.00%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.00%       0.93%       1.00%       1.01%       1.00%
      Ratio of net investment income to average net assets           0.70%       0.07%       0.34%       0.89%       2.87%

                                                                                   YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                                  2005        2004        2003        2002        2001
                                                                ---------   ---------   ---------   ---------   ---------
      VIRGINIA TAX-EXEMPT FUND
      Net asset value at beginning of year                      $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                ---------   ---------   ---------   ---------   ---------
      Net investment income                                        0.0067      0.0006      0.0025      0.0069      0.0253
      Dividends from net investment income                        (0.0067)    (0.0006)    (0.0025)    (0.0069)    (0.0253)
                                                                ---------   ---------   ---------   ---------   ---------
      Net asset value at end of year                            $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                =========   =========   =========   =========   =========
      Total Return                                                   0.67%       0.06%       0.25%       0.69%       2.77%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)                         $    13.7   $    11.0   $    11.3   $    13.0   $     6.7
      Ratio of expenses to average net assets                        1.00%       1.00%       1.00%       1.01%       1.00%
      Ratio of expenses to average net assets net of fee
      waivers                                                        1.00%       0.90%       0.95%       0.99%       1.00%
      Ratio of net investment income to average net assets           0.70%       0.06%       0.24%       0.60%       2.53%

                                                                                                                APRIL 17
                                                                                   YEARS ENDED MAY 31,          2002* TO
                                                                            ---------------------------------    MAY 31,
                                                                              2005        2004        2003        2002
                                                                            ---------   ---------   ---------   ---------
      LOUISIANA MUNICIPAL MONEY-MARKET FUND
      Net asset value at beginning of period                                $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                            ---------   ---------   ---------   ---------
      Net investment income                                                    0.0065      0.0007      0.0032      0.0014
      Dividends from net investment income                                    (0.0065)    (0.0007)    (0.0032)    (0.0014)
                                                                            ---------   ---------   ---------   ---------
      Net asset value at end of period                                      $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                            =========   =========   =========   =========
      Total Return                                                               0.66%       0.07%       0.32%       0.14%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)                                   $     0.3   $     0.2 $       0.1   $     0.1
      Ratio of expenses to average net assets                                    1.01%       1.00%       1.00%       1.04%(a)
      Ratio of expenses to average net assets net of fee waivers                 1.00%       0.64%       0.57%       0.00%(a)
      Ratio of net investment income to average net assets                       0.74%       0.06%       0.32%       1.15%(a)

                                                                                                                APRIL 17
                                                                                    YEARS ENDED MAY 31,         2002* TO
                                                                            ---------------------------------    MAY 31,
                                                                              2005        2004        2003        2002
                                                                            ---------   ---------   ---------   ---------
      MINNESOTA MUNICIPAL MONEY-MARKET FUND
      Net asset value at beginning of period                                $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                            ---------   ---------   ---------   ---------
      Net investment income                                                    0.0066      0.0006      0.0044      0.0017
      Dividends from net investment income                                    (0.0066)    (0.0006)    (0.0044)    (0.0017)
                                                                            ---------   ---------   ---------   ---------
      Net asset value at end of period                                      $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                                            =========   =========   =========   =========
      Total Return                                                               0.66%       0.06%       0.44%       0.17%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)                                   $     1.4   $     0.6   $     0.2   $     0.1
      Ratio of expenses to average net assets                                    1.00%       1.01%       1.00%       1.04%(a)
      Ratio of expenses to average net assets net of fee waivers                 0.99%       0.78%       0.69%       0.00%(a)
      Ratio of net investment income to average net assets                       0.78%       0.06%       0.43%       1.40%(a)

----------
*     Inception of Class Operations.
(a)   Annualized.
^     Amount is less than $50,000.

(8)   OTHER MATTERS

      Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

(9)   COMMITMENTS AND CONTINGENCIES:

      In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust:

In our opinion, the accompanying statements of net assets (for Connecticut Tax-Exempt Fund, Michigan Tax-Exempt Fund, Virginia Tax-Exempt Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund, the statements of assets and liabilities, including the schedules of investments) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund (ten of the portfolios constituting Reserve Tax-Exempt Trust), New York Tax-Exempt Fund (constituting Reserve New York Tax-Exempt Trust), and Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund (constituting Reserve Municipal Money-Market Trust) (collectively, the "Funds") at May 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

September 26, 2005

   THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                                    POSITIONS             TERM OF OFFICE **                PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                WITH THE FUNDS       AND LENGTH OF SERVICE                   THE LAST FIVE YEARS
----------------------------  ----------------------  -----------------------  -----------------------------------------------------
BRUCE R. BENT+*               Chairman, President,    Trustee since inception  President of Reserve Management Company, Inc.
Age: 68                       Treasurer and Chief                              ("RMCI"), Director and Chairman/Chief Executive
The Reserve Funds             Financial Officer       Chairman since 2000      Officer of Reserve Management Corporation
1250 Broadway                                                                  ("RMC") and Chairman and Director of Resrv
New York, NY 10001                                    President, Treasurer     Partners, Inc. ("RESRV") since 2000; Chairman and
                                                      and Chief Financial      Director of Reserve International Liquidity Fund Ltd.
                                                      Officer since 2005       since 1990. Co-founder of The Reserve Fund ("RF")
                                                                               in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

                                    POSITIONS             TERM OF OFFICE **                PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                WITH THE FUNDS       AND LENGTH OF SERVICE                   THE LAST FIVE YEARS
----------------------------  ----------------------  -----------------------  -----------------------------------------------------
EDWIN EHLERT, JR.             Trustee                 Trustee since inception  Retired. President, Premier Resources, Inc. (meeting
Age: 74                                                                        management firm) since 1987.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS          Trustee                 Trustee since 1999       Retired since 1999. Chief Operating Officer of The
Age: 57                                                                        Bear Stearns Companies, Inc. from 1979 to 1999,
286 Gregory Road                                                               Director of Stage Stores, Inc. (retailing) since
Franklin Lakes, NJ 07417                                                       2004.

OFFICERS WHO ARE NOT TRUSTEES

                                    POSITIONS             TERM OF OFFICE **                PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                WITH THE FUNDS       AND LENGTH OF SERVICE                   THE LAST FIVE YEARS
----------------------------  ----------------------  -----------------------  -----------------------------------------------------
BRUCE R. BENT II+             Co-Chief Executive      Since 2005               Senior Vice President, Secretary and Assistant
Age: 39                       Officer, Senior Vice                             Treasurer of RMCI, Senior Vice President, Secretary
Hallmark Funds                President and           Assistant Treasurer      and Assistant Treasurer of RMC, and Secretary and
1250 Broadway                 Assistant Treasurer     since 2000               Director of RESRV since 2000; Vice President of
New York, NY 10001                                                             RMC, RMCI and RESRV from 1992 to 2000;
                                                      Co-Chief Executive       Former Trustee of Trusts in the Reserve/Hallmark
                                                      Officer and Senior       fund complex.
                                                      Vice President since
                                                      2005

ARTHUR T. BENT III+           Co-Chief Executive      Senior Vice President    Chief Operating Officer/Treasurer, Senior Vice
Age: 37                       Officer, Senior Vice    And Assistant            President and Assistant Secretary of RMCI;
Hallmark Funds                President and           Secretary since 2000     President, Treasurer and Assistant Secretary of RMC;
1250 Broadway                 Assistant Secretary                              Treasurer, Assistant Secretary and Director of
New York, NY 10001                                    Co-Chief Executive       RESRV since 2000; Vice President RMC, RMCI and
                                                      Officer since 2005       RESRV from 1997 to 2000.

DANIEL F. BARRY               Controller              Since 2004               Vice President, Fund Acccounting and
Age: 58                                                                        Administration Services, The Bank of New York,
Hallmark Funds                                                                 from 2000 to 2004; Senior Vice President and
1250 Broadway                                                                  member of the Board of Trustees, Daiwa Securities
New York, NY 10001                                                             Trust Company from 1990 to 2000.

                                    POSITIONS             TERM OF OFFICE **                PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                WITH THE FUNDS       AND LENGTH OF SERVICE                   THE LAST FIVE YEARS
----------------------------  ----------------------  -----------------------  -----------------------------------------------------
AMY W. BIZAR                  Secretary               Since 2003               Vice President and Senior Counsel, Banking and
Age: 59                                                                        Regulatory Affairs, GE Consumer Finance - Americas,
Hallmark Funds                                                                 from 1998 to 2003.
1250 Broadway
New York, NY 10001

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

The Trust's Statement of Additional Information includes additional information about Trust Trustees and is available free of charge, upon request, for Shareholders by calling toll free: 1-800-637-1700.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends were federally tax-exempt dividends.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs:
(1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2004 and held for the entire period ending ending May 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                              DECEMBER 1, 2004            MAY 31, 2005        EXPENSES PAID DURING PERIOD*
                                           -----------------------    --------------------    ----------------------------
INTERSTATE TAX-EXEMPT CLASS R
Actual                                            $   1,000.00            $   1,004.09                   $  4.99
Hypothetical                                      $   1,000.00            $   1,019.69                   $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT TREASURER'S TRUST
Actual                                            $   1,000.00            $  1,006.03                    $  3.04
Hypothetical                                      $   1,000.00            $  1,021.74                    $  3.19

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 75
Actual                                            $   1,000.00            $  1,009.47                    $  3.74
Hypothetical                                      $   1,000.00            $  1,021.00                    $  3.93

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 70
Actual                                            $   1,000.00            $  1,007.98                    $  3.54
Hypothetical                                      $   1,000.00            $  1,021.21                    $  3.72

* Expenses are equal to the Fund's annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                           BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                              DECEMBER 1, 2004            MAY 31, 2005        EXPENSES PAID DURING PERIOD*
                                           -----------------------    --------------------    ----------------------------
INTERSTATE TAX-EXEMPT CLASS 45
Actual                                            $   1,000.00            $  1,006.78                    $  2.29
Hypothetical                                      $   1,000.00            $  1,022.52                    $  2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 25
Actual                                            $   1,000.00            $  1,007.83                    $  1.25
Hypothetical                                      $   1,000.00            $  1,023.62                    $  1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 15
Actual                                            $   1,000.00            $  1,008.28                    $  0.80
Hypothetical                                      $   1,000.00            $  1,024.09                    $  0.84

* Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 12
Actual                                            $   1,000.00            $  1,002.24                    $  0.60
Hypothetical                                      $   1,000.00            $  1,024.30                    $  0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 8
Actual                                            $   1,000.00            $  1,008.68                    $  0.40
Hypothetical                                      $   1,000.00            $  1,024.51                    $  0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CALIFORNIA TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.44                    $  4.99
Hypothetical                                      $   1,000.00            $  1,019.69                    $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.89                    $  4.99
Hypothetical                                      $   1,000.00            $  1,019.69                    $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.59                    $  4.99
Hypothetical                                      $   1,000.00            $  1,019.69                    $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MASSACHUSETTS TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.39                    $  4.99
Hypothetical                                      $   1,000.00            $  1,019.69                    $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                           BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                              DECEMBER 1, 2004            MAY 31, 2005        EXPENSES PAID DURING PERIOD*
                                           -----------------------    --------------------    ----------------------------
MICHIGAN TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.49                    $  4.99
Hypothetical                                      $   1,000.00            $  1,019.69                    $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NEW JERSEY TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.49                    $  4.94
Hypothetical                                      $   1,000.00            $  1,019.75                    $  5.18

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

OHIO TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.54                    $  4.99
Hypothetical                                      $   1,000.00            $  1,019.69                    $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PENNSYLVANIA TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.49                  $  4.99
Hypothetical                                      $   1,000.00            $  1,019.69                  $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

VIRGINIA TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.34                    $  4.99
Hypothetical                                      $   1,000.00            $  1,019.69                    $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT
Actual                                            $   1,000.00            $  1,003.34                    $  5.04
Hypothetical                                      $   1,000.00            $  1,019.64                    $  5.29

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LOUISIANA MUNICIPAL MONEY-MARKET FUND
Actual                                            $   1,000.00            $  1,003.24                    $  5.04
Hypothetical                                      $   1,000.00            $  1,019.64                    $  5.29

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MINNESOTA MUNICIPAL MONEY-MARKET FUND
Actual                                            $   1,000.00            $  1,003.34                    $  4.94
Hypothetical                                      $   1,000.00            $  1,019.75                    $  5.18

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

[THE RESERVE FUNDS(R) LOGO]

"The World's First Money-Market Fund"(SM)

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION

800-637-1700 - www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/ANNUAL 05/05

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last two fiscal years:

            2005                          2004
            ----                          ----
            25,786                        8,181

These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last two fiscal years:

            2005                          2004
            ----                          ----
            0                             0

These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(d) Not applicable.

(e) Before PricewaterhouseCoopers, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            2005                          2004
            ----                          ----
            0                             0

These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the fiscal period ended May 31, 2005, Fund management identified deficiencies in internal controls related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due the Registrant. Fund management discussed this matter with the Registrant's Audit Committee and independent auditors, and has instituted additional procedures to enhance its internal controls for the Registrant and will continue to strengthen the Registrant's overall control environment. There was no material impact to shareholders, fund net asset value or fund performance. These changes in internal controls over financial reporting have or are reasonably likely to have a material effect on such controls.

ITEM 12. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Tax Exempt Trust

By:        /s/ Bruce R. Bent II
           --------------------
           Name:  Bruce R. Bent II
           Title: Co-Chief Executive Officer

Date:      September 28, 2005

By:        /s/ Arthur T. Bent III
           ----------------------
           Name:  Arthur T. Bent III
           Title: Co-Chief Executive Officer

Date:      September 28, 2005


           Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Bruce R. Bent II
           --------------------
           Name:  Bruce R. Bent II
           Title: Co-Chief Executive Officer

Date:      September 28, 2005

By:        /s/ Arthur T. Bent III
           ----------------------
           Name:  Arthur T. Bent III
           Title: Co-Chief Executive Officer

Date:      September 28, 2005

By:        /S/ Bruce R. Bent
           -----------------
           Name:  Bruce R. Bent
           Title: Treasurer and Chief Financial Officer

Date:      September 28, 2005